American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Equity Fund
May 31, 2023

Avantis International Equity Fund - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.0%
Australia — 6.7%
29Metals Ltd.(1)	7,709	3,537
Accent Group Ltd.	11,453	13,218
Adairs Ltd.(1)	1,603	1,991
Adbri Ltd.	5,681	7,971
Aeris Resources Ltd.(1)(2)	34,799	10,543
AGL Energy Ltd.	8,981	54,867
Alkane Resources Ltd.(2)	15,781	7,582
Alliance Aviation Services Ltd.(2)	1,918	3,928
Allkem Ltd.(2)	10,004	96,650
ALS Ltd.	3,419	25,682
Altium Ltd.	2,351	59,163
Alumina Ltd.	14,872	14,026
AMP Ltd.	68,261	48,593
Ampol Ltd.	2,191	44,758
Ansell Ltd.	811	14,122
ANZ Group Holdings Ltd.	30,105	447,799
APA Group	14,458	94,379
Appen Ltd.(1)(2)	294	604
ARB Corp. Ltd.(1)	740	13,751
Ardent Leisure Group Ltd.	1,272	410
Aristocrat Leisure Ltd.	5,270	127,277
ARN Media Ltd.	1,854	1,253
ASX Ltd.	1,086	47,603
Atlas Arteria Ltd.	11,695	48,685
Aurelia Metals Ltd.(2)	47,081	3,437
Aurizon Holdings Ltd.	52,060	120,502
Austal Ltd.	8,146	10,443
Australian Agricultural Co. Ltd.(2)	2,182	2,268
Australian Clinical Labs Ltd.(1)	1,433	2,961
Australian Ethical Investment Ltd.	906	1,585
Australian Finance Group Ltd.	3,111	3,438
Baby Bunting Group Ltd.	1,932	2,272
Bank of Queensland Ltd.(1)	17,390	61,811
Bapcor Ltd.	1,574	6,311
Beach Energy Ltd.	61,564	55,602
Bega Cheese Ltd.	7,118	16,657
Bendigo & Adelaide Bank Ltd.	13,647	76,165
BHP Group Ltd., ADR(1)	23,442	1,286,966
Blackmores Ltd.	116	7,091
BlueScope Steel Ltd.	13,443	162,124
Boral Ltd.(1)(2)	7,744	20,079
Brambles Ltd.	23,666	211,300
Brickworks Ltd.	1,087	18,114
Capricorn Metals Ltd.(2)	7,595	21,461
carsales.com Ltd.	3,074	46,390
Cedar Woods Properties Ltd.	1,766	5,524
Challenger Ltd.	11,808	47,596
Champion Iron Ltd.	7,862	30,721
Cleanaway Waste Management Ltd.	4,609	7,788

Clinuvel Pharmaceuticals Ltd.	656	7,980
Cochlear Ltd.	352	55,708
Codan Ltd.	230	1,061
Coles Group Ltd.	17,974	210,033
Collins Foods Ltd.	1,103	6,021
Commonwealth Bank of Australia	10,583	665,276
Computershare Ltd.	4,159	60,381
Cooper Energy Ltd.(2)	77,024	7,011
Coronado Global Resources, Inc.	22,324	19,146
Costa Group Holdings Ltd.	7,789	13,396
Credit Corp. Group Ltd.(1)	1,437	15,914
CSL Ltd.	2,377	473,395
CSR Ltd.	14,311	45,546
Deterra Royalties Ltd.	10,305	30,090
Domino's Pizza Enterprises Ltd.	834	26,201
Downer EDI Ltd.	3,856	8,997
Eagers Automotive Ltd.(1)	3,210	25,761
Elders Ltd.	290	1,207
Emeco Holdings Ltd.	5,966	2,501
Endeavour Group Ltd.	16,888	67,706
Evolution Mining Ltd.	32,690	73,698
EVT Ltd.	2,827	21,688
FleetPartners Group Ltd.(2)	5,402	7,651
Fortescue Metals Group Ltd.	24,812	310,683
Gold Road Resources Ltd.	24,253	27,942
GrainCorp Ltd., A Shares	3,047	15,114
Grange Resources Ltd.	38,316	13,087
GWA Group Ltd.(1)	2,433	2,855
Hansen Technologies Ltd.	2,687	8,667
Harvey Norman Holdings Ltd.(1)	16,565	36,278
Healius Ltd.	2,245	4,602
Helia Group Ltd.	10,695	22,945
Humm Group Ltd.(1)	743	200
IDP Education Ltd.	2,177	30,864
IGO Ltd.	10,398	96,568
Iluka Resources Ltd.	11,247	82,242
Imdex Ltd.	5,249	6,301
Incitec Pivot Ltd.	37,058	71,204
Infomedia Ltd.	4,782	4,351
Inghams Group Ltd.	13,930	25,532
Insurance Australia Group Ltd.	12,174	41,056
InvoCare Ltd.(1)	2,422	19,548
IPH Ltd.	2,732	13,957
IRESS Ltd.	889	5,909
James Hardie Industries PLC(2)	6,574	161,781
JB Hi-Fi Ltd.(1)	2,141	59,278
Jervois Global Ltd.(1)(2)	8,940	487
Johns Lyng Group Ltd.	4,602	19,017
Judo Capital Holdings Ltd.(2)	5,674	4,297
Jumbo Interactive Ltd.	936	8,983
Jupiter Mines Ltd.	22,840	3,120
Karoon Energy Ltd.(2)	20,759	26,808
Kelsian Group Ltd.	5,336	23,579
Lendlease Corp. Ltd.	8,029	41,212
Leo Lithium Ltd.(1)(2)	33,200	19,222

Lifestyle Communities Ltd.(1)	1,709	16,677
Link Administration Holdings Ltd.	16,737	20,831
Lovisa Holdings Ltd.	2,065	27,588
Lynas Rare Earths Ltd.(2)	10,025	48,931
Macmahon Holdings Ltd.	6,093	495
Macquarie Group Ltd.	1,686	187,006
Magellan Financial Group Ltd.(1)	3,479	17,834
Mayne Pharma Group Ltd.	2,120	4,907
McMillan Shakespeare Ltd.	2,289	22,952
Medibank Pvt Ltd.	41,677	96,732
Mesoblast Ltd.(2)	10,158	6,685
Metcash Ltd.	19,169	44,209
Mineral Resources Ltd.	1,343	61,863
Monadelphous Group Ltd.	3,593	28,425
Mount Gibson Iron Ltd.(1)(2)	15,532	3,841
Myer Holdings Ltd.	36,580	16,181
MyState Ltd.	613	1,323
National Australia Bank Ltd.	25,117	423,041
Netwealth Group Ltd.	1,149	9,511
New Energy Solar Ltd.(2)	2,331	96
New Hope Corp. Ltd.(1)	22,423	67,287
Newcrest Mining Ltd. (Sydney)	17,005	286,859
NEXTDC Ltd.(2)	3,651	30,138
nib holdings Ltd.	9,988	54,854
Nick Scali Ltd.	2,166	12,108
Nine Entertainment Co. Holdings Ltd.	24,862	30,439
Northern Star Resources Ltd.	24,884	210,439
NRW Holdings Ltd.	21,026	29,783
Nufarm Ltd.	11,295	40,003
OFX Group Ltd.(2)	3,710	4,411
Omni Bridgeway Ltd.(2)	6,182	10,820
oOh!media Ltd.	5,524	4,382
Orica Ltd.	7,377	73,306
Origin Energy Ltd.	12,914	69,980
Orora Ltd.	15,560	33,251
Pacific Current Group Ltd.	220	953
Paladin Energy Ltd.(2)	44,959	15,944
Peet Ltd.	1,161	895
Perenti Ltd.(2)	35,469	27,128
Perpetual Ltd.	2,768	44,484
Perseus Mining Ltd.	58,475	69,818
PEXA Group Ltd.(2)	1,176	9,993
Pilbara Minerals Ltd.	34,112	97,791
Platinum Asset Management Ltd.	17,853	19,619
Premier Investments Ltd.	2,657	38,672
Pro Medicus Ltd.(1)	793	30,574
PWR Holdings Ltd.	1,505	8,663
Qantas Airways Ltd.(2)	10,546	45,541
QBE Insurance Group Ltd.	12,542	118,948
Qube Holdings Ltd.	16,040	30,963
Ramelius Resources Ltd.	41,720	37,139
Ramsay Health Care Ltd.	1,299	48,474
REA Group Ltd.(1)	612	54,671
Reece Ltd.	610	7,195
Regis Resources Ltd.	36,080	47,725

Resimac Group Ltd.	2,359	1,411
Resolute Mining Ltd.(1)(2)	111,229	34,889
Ridley Corp. Ltd.	9,738	12,382
Rio Tinto Ltd.	3,372	234,975
Sandfire Resources Ltd.(2)	16,560	62,102
Santos Ltd.	60,413	285,979
SEEK Ltd.	1,698	25,950
Select Harvests Ltd.(1)	1,691	4,892
Seven Group Holdings Ltd.(1)	1,190	18,100
Seven West Media Ltd.(2)	35,885	8,636
Sierra Rutile Holdings Ltd.(1)(2)	7,537	1,005
Sigma Healthcare Ltd.	23,896	10,096
Silver Lake Resources Ltd.(2)	22,909	15,680
Sims Ltd.	3,753	34,657
SmartGroup Corp. Ltd.	213	1,005
Solvar Ltd.(1)	3,577	3,676
Sonic Healthcare Ltd.	9,045	206,870
South32 Ltd.	78,181	199,874
Southern Cross Media Group Ltd.	4,053	1,924
St. Barbara Ltd.(2)	9,352	3,277
Star Entertainment Group Ltd. (Sydney)(2)	37,201	28,061
Steadfast Group Ltd.	4,527	17,452
Suncorp Group Ltd.	17,029	146,815
Super Retail Group Ltd.	5,157	38,239
Syrah Resources Ltd.(1)(2)	10,036	5,577
Technology One Ltd.	6,561	69,791
Telstra Group Ltd.	46,157	130,894
TPG Telecom Ltd.	527	1,875
Transurban Group	11,567	111,575
Treasury Wine Estates Ltd.	7,385	55,797
Tuas Ltd.(2)	517	619
United Malt Group Ltd.	7,330	19,754
Ventia Services Group Pty Ltd.	4,120	7,262
Viva Energy Group Ltd.	31,180	64,231
Vulcan Steel Ltd.	1,558	7,861
Washington H Soul Pattinson & Co. Ltd.	5,196	108,495
Wesfarmers Ltd.	8,258	255,677
West African Resources Ltd.(2)	32,437	18,355
Westgold Resources Ltd.(2)	31,395	31,760
Westpac Banking Corp.	30,025	403,045
Whitehaven Coal Ltd.	30,293	111,630
WiseTech Global Ltd.	468	22,746
Woodside Energy Group Ltd.	14,051	310,907
Woodside Energy Group Ltd., ADR(1)	5,413	119,519
Woolworths Group Ltd.	7,452	181,785
Worley Ltd.	1,148	12,150
Xero Ltd.(2)	581	41,479
		12,714,164
Austria — 0.3%
ANDRITZ AG	554	29,771
AT&S Austria Technologie & Systemtechnik AG	530	16,212
BAWAG Group AG(2)	552	24,100
CA Immobilien Anlagen AG	255	6,989
DO & CO. AG(2)	67	8,213
Erste Group Bank AG	2,736	88,880

EVN AG	1,107	24,662
IMMOFINANZ AG(2)	996	16,457
Lenzing AG(2)	88	5,104
Oesterreichische Post AG	396	13,844
OMV AG	1,372	61,285
Porr Ag	59	847
Raiffeisen Bank International AG(2)	3,020	44,407
Semperit AG Holding	239	5,394
Telekom Austria AG(2)	2,467	17,980
UNIQA Insurance Group AG	1,663	14,295
Verbund AG	336	25,389
Vienna Insurance Group AG Wiener Versicherung Gruppe	237	6,157
voestalpine AG	1,471	45,676
Wienerberger AG	1,008	28,540
		484,202
Belgium — 0.9%
Ackermans & van Haaren NV	356	58,420
Ageas SA(1)	2,322	92,894
AGFA-Gevaert NV(2)	2,083	5,473
Anheuser-Busch InBev SA, ADR(1)	3,702	197,687
Argenx SE, ADR(2)	215	83,570
Bekaert SA	999	42,807
bpost SA(1)	3,655	15,334
Cie d'Entreprises CFE	208	2,242
Deceuninck NV	1,645	4,297
Deme Group NV	208	26,570
D'ieteren Group	333	57,611
Elia Group SA(1)	357	43,205
Etablissements Franz Colruyt NV	1,857	61,523
Euronav NV	4,515	71,580
EVS Broadcast Equipment SA	45	1,049
Exmar NV	1,326	15,192
Fagron	2,461	44,283
Galapagos NV, ADR(1)(2)	686	28,373
Gimv NV	622	29,288
Ion Beam Applications	379	6,095
KBC Ancora	1,121	53,696
KBC Group NV	2,560	168,190
Kinepolis Group NV(1)	280	12,475
Melexis NV	511	46,685
Ontex Group NV(1)(2)	1,853	14,143
Proximus SADP	2,382	18,489
Recticel SA(1)	118	1,561
Shurgard Self Storage Ltd.	488	22,331
Solvay SA	1,500	156,937
Telenet Group Holding NV	98	2,092
Tessenderlo Group SA(1)	527	16,042
UCB SA	1,607	140,342
Umicore SA	3,887	108,058
VGP NV(1)	302	29,994
		1,678,528
Canada — 10.1%
Absolute Software Corp.(1)	2,000	22,409
ADENTRA, Inc.	1,000	20,692
Advantage Energy Ltd.(2)	7,300	39,310

Aecon Group, Inc.	3,160	30,750
AGF Management Ltd., Class B	1,000	5,186
Agnico Eagle Mines Ltd.	4,707	239,528
Air Canada(2)	900	14,208
Alamos Gold, Inc., Class A	8,600	106,178
Alaris Equity Partners Income	100	1,140
Algoma Steel Group, Inc.(1)	1,600	10,950
Algonquin Power & Utilities Corp.(1)	3,400	28,653
Alimentation Couche-Tard, Inc.	5,500	266,309
AltaGas Ltd.	1,300	22,045
Altius Minerals Corp.	500	8,026
Andlauer Healthcare Group, Inc.	600	20,429
ARC Resources Ltd.	16,188	195,091
Argonaut Gold, Inc.(2)	5,100	2,179
Aris Mining Corp.	2,600	6,378
Aritzia, Inc.(2)	1,900	48,665
Atco Ltd., Class I(1)	2,000	61,481
Athabasca Oil Corp.(2)	23,500	49,164
Atrium Mortgage Investment Corp.(1)	700	5,698
ATS Corp.(2)	500	21,897
B2Gold Corp.	34,153	126,549
Badger Infrastructure Solution	400	7,926
Ballard Power Systems, Inc.(1)(2)	2,100	8,802
Bank of Montreal	6,334	528,277
Bank of Nova Scotia(1)	8,600	415,397
Barrick Gold Corp., (Toronto)(1)	14,651	247,583
Bausch Health Cos., Inc.(2)	920	7,550
Baytex Energy Corp.(1)(2)	19,550	61,638
BCE, Inc.	600	27,067
Birchcliff Energy Ltd.(1)	9,527	53,758
Bird Construction, Inc.	300	1,848
Bombardier, Inc., Class B(2)	584	23,154
Bonterra Energy Corp.(2)	1,100	4,246
Boralex, Inc., A Shares(1)	1,900	52,500
Boyd Group Services, Inc.	199	36,065
Brookfield Asset Management Ltd., Class A(1)	1,015	31,029
Brookfield Corp.	3,850	115,628
Brookfield Infrastructure Corp., Class A	106	4,887
Brookfield Reinsurance Ltd.(2)	211	6,441
Brookfield Renewable Corp., Class A	700	23,493
BRP, Inc.	600	42,656
CAE, Inc.(2)	1,300	26,584
Calfrac Well Services Ltd.(2)	1,600	4,844
Calian Group Ltd.	200	8,703
Calibre Mining Corp.(2)	2,700	3,083
Cameco Corp.	2,200	61,243
Canacol Energy Ltd.	419	3,466
Canada Goose Holdings, Inc.(1)(2)	600	9,551
Canadian Imperial Bank of Commerce(1)	10,046	414,199
Canadian National Railway Co.	3,732	420,788
Canadian Natural Resources Ltd.	10,300	554,872
Canadian Pacific Kansas City Ltd.	2,500	190,497
Canadian Tire Corp. Ltd., Class A	500	60,059
Canadian Utilities Ltd., A Shares	2,500	67,127
Canadian Western Bank	1,900	34,627

Canfor Corp.(2)	1,800	25,445
Capital Power Corp.	3,600	120,610
Capstone Copper Corp.(2)	9,500	37,510
Cardinal Energy Ltd.(1)	4,800	24,150
Cargojet, Inc.	300	22,648
Cascades, Inc.(1)	2,300	18,163
CCL Industries, Inc., Class B	1,800	83,867
Celestica, Inc.(2)	3,800	48,455
Cenovus Energy, Inc.	16,838	269,036
Centerra Gold, Inc.	6,800	40,975
CES Energy Solutions Corp.	4,300	7,476
CGI, Inc.(2)	1,700	176,074
Chorus Aviation, Inc.(2)	1,800	3,885
CI Financial Corp.	3,100	29,938
Cogeco Communications, Inc.	300	14,172
Cogeco, Inc.(1)	100	3,953
Colliers International Group, Inc.	400	37,257
Computer Modelling Group Ltd.	200	1,011
Constellation Software, Inc.	100	203,905
Copper Mountain Mining Corp.(2)	6,200	10,002
Corus Entertainment, Inc., B Shares	2,600	2,318
Crescent Point Energy Corp.(1)	17,017	107,304
Crew Energy, Inc.(1)(2)	5,200	18,961
Definity Financial Corp.	1,800	48,133
Descartes Systems Group, Inc.(2)	600	46,391
Dollarama, Inc.	2,700	164,248
Doman Building Materials Group Ltd.	1,200	5,790
Dorel Industries, Inc., Class B(1)(2)	500	1,591
DREAM Unlimited Corp., Class A	400	6,117
Dundee Precious Metals, Inc.	4,590	31,614
Eldorado Gold Corp. (Toronto)(2)	6,000	56,663
Element Fleet Management Corp.	9,700	147,126
Emera, Inc.	3,800	156,675
Empire Co. Ltd., Class A	2,600	66,307
Enbridge, Inc.	7,000	246,431
Endeavour Mining PLC	1,938	51,080
Enerflex Ltd.	4,000	22,365
Enerplus Corp.(1)	7,148	98,571
Enghouse Systems Ltd.(1)	300	8,329
Ensign Energy Services, Inc.(2)	2,800	4,311
EQB, Inc.(1)	400	19,445
Equinox Gold Corp.(2)	7,893	37,038
ERO Copper Corp.(1)(2)	2,600	43,036
Evertz Technologies Ltd.	400	3,671
Exco Technologies Ltd.	200	1,164
Extendicare, Inc.(1)	2,200	11,506
Fairfax Financial Holdings Ltd.	400	287,110
Firm Capital Mortgage Investment Corp.(1)	600	4,690
First Majestic Silver Corp.	6,000	34,740
First Mining Gold Corp.(2)	9,000	1,227
First National Financial Corp.	400	11,300
First Quantum Minerals Ltd.	7,200	150,842
FirstService Corp.	200	29,053
Fortis, Inc.(1)	4,628	194,666
Fortuna Silver Mines, Inc.(1)(2)	7,799	25,853

Franco-Nevada Corp.	1,200	174,391
Freehold Royalties Ltd.(1)	4,800	49,503
Frontera Energy Corp.(2)	1,500	11,801
Galiano Gold, Inc.(1)(2)	1,100	632
Gear Energy Ltd.(1)	16,300	11,527
George Weston Ltd.	800	94,102
GFL Environmental, Inc.(1)	1,600	57,753
Gibson Energy, Inc.	2,500	40,350
Gildan Activewear, Inc.	1,700	46,360
goeasy Ltd.	400	31,478
Great-West Lifeco, Inc.(1)	5,100	144,378
Headwater Exploration, Inc.(1)	6,500	31,028
Heroux-Devtek, Inc.(2)	600	6,007
High Liner Foods, Inc.(1)	200	2,132
Home Capital Group, Inc.	941	30,119
Hudbay Minerals, Inc.	4,900	20,972
Hut 8 Mining Corp.(1)(2)	9,500	20,505
Hydro One Ltd.	5,200	148,205
i-80 Gold Corp.(2)	800	1,738
iA Financial Corp., Inc.	3,700	235,819
IAMGOLD Corp.(2)	17,100	46,608
IGM Financial, Inc.	600	17,627
Imperial Oil Ltd.(1)	3,400	154,334
Intact Financial Corp.	1,900	280,010
Interfor Corp.(2)	1,700	24,858
International Petroleum Corp.(1)(2)	127	1,068
Ivanhoe Mines Ltd., Class A(1)(2)	2,400	17,573
K92 Mining, Inc.(2)	2,600	11,511
Kelt Exploration Ltd.(1)(2)	6,100	23,771
Keyera Corp.(1)	5,700	127,227
Kinross Gold Corp.	41,100	193,768
Knight Therapeutics, Inc.(1)(2)	2,400	8,486
Labrador Iron Ore Royalty Corp.(1)	1,100	24,488
Largo, Inc.(1)(2)	700	2,625
Laurentian Bank of Canada	1,000	22,519
Linamar Corp.	1,300	57,554
Loblaw Cos. Ltd.	1,500	131,149
Lumine Group, Inc.(2)	300	4,420
Lundin Gold, Inc.	3,300	41,812
Lundin Mining Corp.(1)	11,400	79,695
Magna International, Inc.	5,000	241,915
Major Drilling Group International, Inc.(2)	3,271	21,999
Manulife Financial Corp.	29,000	537,274
Maple Leaf Foods, Inc.	400	7,361
Martinrea International, Inc.	2,900	24,247
MCAN Mortgage Corp.	400	4,700
Medical Facilities Corp.	700	4,228
MEG Energy Corp.(2)	7,100	107,271
Methanex Corp.	2,100	85,825
Metro, Inc.	1,900	99,948
MTY Food Group, Inc.(1)	200	8,466
Mullen Group Ltd.(1)	2,800	32,197
National Bank of Canada	5,400	387,129
New Gold, Inc.(1)(2)	14,500	17,731
North American Construction Group Ltd.	1,300	23,654

North West Co., Inc.	1,300	36,908
Northland Power, Inc.	5,280	115,829
Nutrien Ltd.	5,100	268,694
NuVista Energy Ltd.(2)	6,900	54,844
Obsidian Energy Ltd.(1)(2)	3,300	18,159
OceanaGold Corp.	18,400	39,985
Onex Corp.	1,200	54,338
Open Text Corp.(1)	2,300	95,626
Osisko Gold Royalties Ltd. (Toronto)(1)	3,000	47,624
Osisko Mining, Inc.(2)	1,400	3,341
Pan American Silver Corp.	6,162	93,917
Paramount Resources Ltd., A Shares(1)	2,100	44,073
Parex Resources, Inc.	3,200	64,424
Parkland Corp.	2,100	52,380
Pason Systems, Inc.	1,100	9,205
Pembina Pipeline Corp.	6,400	193,768
Pet Valu Holdings Ltd.	200	4,553
Peyto Exploration & Development Corp.(1)	6,900	55,657
Pine Cliff Energy Ltd.(1)	6,700	6,515
Pipestone Energy Corp.(1)	4,000	7,160
Pizza Pizza Royalty Corp.	200	2,114
Polaris Renewable Energy, Inc.(1)	400	4,134
Power Corp. of Canada	2,705	70,021
Precision Drilling Corp.(1)(2)	400	16,843
Primo Water Corp.	700	9,024
Quarterhill, Inc.(1)	800	725
Quebecor, Inc., Class B	1,800	42,922
RB Global, Inc.	1,400	73,130
Real Matters, Inc.(2)	3,450	14,969
Restaurant Brands International, Inc.	2,900	210,552
Rogers Communications, Inc., Class B	5,300	233,669
Royal Bank of Canada	9,283	830,375
Russel Metals, Inc.(1)	2,300	60,351
Sandstorm Gold Ltd.(1)	2,900	15,531
Saputo, Inc.	1,800	46,568
Secure Energy Services, Inc.	7,500	32,541
ShawCor Ltd.(2)	2,500	29,466
Shopify, Inc., Class A(2)	3,300	188,811
Sienna Senior Living, Inc.(1)	100	821
Silvercorp Metals, Inc.	5,300	15,968
Sleep Country Canada Holdings, Inc.	600	11,655
Softchoice Corp.(1)	1,100	14,521
Spartan Delta Corp.	4,800	52,650
Spin Master Corp., VTG Shares	1,000	24,972
SSR Mining, Inc.(1)	2,809	41,509
Stantec, Inc.	1,400	81,050
Stelco Holdings, Inc.(1)	1,300	40,681
Stella-Jones, Inc.	1,476	65,303
Sun Life Financial, Inc.(1)	4,700	227,643
Suncor Energy, Inc.(1)	14,966	419,269
Surge Energy, Inc.(1)	2,500	13,757
Tamarack Valley Energy Ltd.(1)	21,200	52,473
Taseko Mines Ltd.(2)	3,500	4,228
TC Energy Corp.(1)	5,486	213,540
Teck Resources Ltd., Class B	8,300	323,990

TELUS Corp.(2)	134	2,547
TELUS Corp. (Toronto)	3,300	62,524
TFI International, Inc.	1,000	105,341
Thomson Reuters Corp.	700	89,012
Tidewater Midstream & Infrastructure Ltd.(1)	8,200	5,255
Timbercreek Financial Corp.(1)	1,500	8,122
TMX Group Ltd.	300	32,654
Torex Gold Resources, Inc.(2)	3,738	58,431
Toromont Industries Ltd.	1,000	77,348
Toronto-Dominion Bank	11,240	636,230
Total Energy Services, Inc.	1,600	10,290
Tourmaline Oil Corp.	6,200	259,190
TransAlta Corp.(1)	4,800	46,250
TransAlta Renewables, Inc.	1,500	13,934
Transcontinental, Inc., Class A(1)	1,260	13,134
Treasury Metals, Inc.(1)(2)	300	61
Trican Well Service Ltd.	3,500	8,044
Tricon Residential, Inc. (Toronto)	5,288	42,499
Trisura Group Ltd.(2)	500	12,681
Uni-Select, Inc.(2)	800	27,539
Vermilion Energy, Inc.(1)	5,433	59,113
Victoria Gold Corp.(2)	1,300	8,284
Viemed Healthcare, Inc.(1)(2)	200	1,902
Wajax Corp.	500	8,398
Wesdome Gold Mines Ltd.(2)	2,200	12,576
West Fraser Timber Co. Ltd.	1,572	106,085
Western Forest Products, Inc.(1)	5,500	4,092
Westshore Terminals Investment Corp.	600	13,803
Wheaton Precious Metals Corp.	2,600	117,828
Whitecap Resources, Inc.(1)	10,796	73,882
Winpak Ltd.	500	15,724
WSP Global, Inc.	1,300	161,104
Yangarra Resources Ltd.(1)(2)	4,100	4,802
		19,122,004
China†
Chow Tai Fook Jewellery Group Ltd.(1)	5,200	9,204
Fullshare Holdings Ltd.(1)(2)	167,500	1,499
LK Technology Holdings Ltd.(1)	10,000	8,885
Truly International Holdings Ltd.	24,000	2,512
		22,100
Denmark — 2.7%
ALK-Abello A/S(2)	1,597	18,941
Alm Brand A/S	21,735	34,805
AP Moller - Maersk A/S, A Shares	64	107,665
AP Moller - Maersk A/S, B Shares	106	178,397
Bang & Olufsen A/S(2)	1,614	2,608
Bavarian Nordic A/S(2)	1,131	30,351
Carlsberg A/S, B Shares	546	82,449
Chemometec A/S(2)	181	12,562
Chr Hansen Holding A/S	468	34,056
Coloplast A/S, B Shares	598	75,459
D/S Norden A/S	1,124	58,326
Danske Bank A/S(2)	9,891	201,719
Demant A/S(2)	632	24,060
Dfds A/S	1,450	53,713

DSV A/S	825	159,521
FLSmidth & Co. A/S	1,191	49,511
Genmab A/S, ADR(2)	5,400	211,734
GN Store Nord A/S(2)	283	7,061
H Lundbeck A/S	3,924	20,655
H Lundbeck A/S, A Shares	981	4,856
H+H International A/S, B Shares(2)	331	4,747
ISS A/S	387	7,360
Jyske Bank A/S(2)	1,549	106,822
Nilfisk Holding A/S(2)	257	4,731
NKT A/S(2)	1,803	108,314
NNIT A/S(2)	254	3,033
Novo Nordisk A/S, ADR	13,121	2,105,396
Novozymes A/S, B Shares	2,575	124,452
Orsted A/S	1,620	142,539
Pandora A/S	1,550	123,716
Per Aarsleff Holding A/S	1,039	48,008
Ringkjoebing Landbobank A/S	587	78,281
ROCKWOOL A/S, B Shares	198	47,303
Royal Unibrew A/S	767	65,445
Schouw & Co. A/S	303	23,734
SimCorp A/S	740	76,842
Solar A/S, B Shares	136	9,909
SP Group A/S	96	3,633
Spar Nord Bank A/S	2,302	33,678
Sydbank A/S	1,368	57,344
Topdanmark A/S	699	36,319
TORM PLC, Class A	1,462	37,000
Tryg A/S	2,333	53,104
Vestas Wind Systems A/S(2)	13,634	388,332
		5,058,491
Finland — 0.9%
Aktia Bank Oyj	500	4,897
Anora Group Oyj	109	565
Cargotec Oyj, B Shares	1,209	64,685
Caverion Oyj	704	6,305
Citycon Oyj(2)	1,917	12,347
Elisa Oyj	863	48,342
Finnair Oyj(1)(2)	25,656	15,697
Fortum Oyj	3,183	42,413
Harvia Oyj	623	14,696
HKScan Oyj, A Shares(1)(2)	1,333	991
Huhtamaki Oyj(1)	439	14,364
Kemira Oyj	3,156	50,163
Kesko Oyj, B Shares	3,922	74,255
Kojamo Oyj	1,599	16,050
Kone Oyj, B Shares	2,858	145,382
Konecranes Oyj	267	9,989
Marimekko Oyj	615	5,631
Metsa Board Oyj, Class B(1)	4,677	37,631
Metso Oyj	6,870	75,316
Musti Group Oyj(2)	248	5,080
Neste Oyj	1,754	66,268
Nokia Oyj, ADR	34,582	138,674
Nokian Renkaat Oyj	3,168	27,560

Oriola Oyj, B Shares	441	644
Orion Oyj, Class B	2,087	88,494
Outokumpu Oyj	8,208	44,931
Puuilo Oyj	1,119	8,529
QT Group Oyj(2)	196	17,603
Revenio Group Oyj	298	9,756
Rovio Entertainment Oyj	2,326	22,928
Sampo Oyj, A Shares	4,664	214,638
Sanoma Oyj	490	3,638
Stora Enso Oyj, R Shares	7,800	98,953
TietoEVRY Oyj	97	2,668
Tokmanni Group Corp.(1)	974	12,504
UPM-Kymmene Oyj	3,902	117,301
Uponor Oyj	1,775	52,314
Valmet Oyj(1)	1,331	39,244
Wartsila Oyj Abp	6,032	68,627
YIT Oyj(1)	5,343	11,490
		1,691,563
France — 10.0%
ABC arbitrage	396	2,611
Accor SA	1,260	41,960
Aeroports de Paris	732	111,570
Air France-KLM(2)	8,044	14,387
Air Liquide SA(1)	3,722	623,631
Airbus SE	5,438	714,147
AKWEL	46	695
ALD SA	4,580	49,428
Alstom SA	1,620	44,709
Alten SA	263	42,172
Amundi SA	513	28,951
APERAM SA(1)	822	27,016
ArcelorMittal SA, NY Shares(1)	9,625	240,144
Arkema SA	780	68,133
Atos SE(2)	1,280	18,728
Aubay	27	1,331
AXA SA	22,547	639,223
Beneteau SA	1,307	22,012
Bigben Interactive	62	344
BioMerieux	776	77,967
BNP Paribas SA	10,433	606,556
Bollore SE(1)	12,196	78,250
Bonduelle SCA(1)	188	2,315
Bouygues SA	5,422	173,962
Bureau Veritas SA	5,500	139,770
Capgemini SE	984	171,665
Carrefour SA(1)	13,100	241,098
Casino Guichard Perrachon SA(1)(2)	675	4,032
Catana Group(1)	769	6,119
Cellectis SA, ADR(2)	316	600
CGG SA(2)	9,736	6,790
Cie de Saint-Gobain	10,452	580,446
Cie des Alpes	1,031	15,808
Cie Generale des Etablissements Michelin SCA	12,719	362,941
Cie Plastic Omnium SA	2,929	47,588
Coface SA	2,961	41,076

Credit Agricole SA(1)	13,731	157,844
Danone SA	2,522	149,274
Dassault Aviation SA	775	131,456
Dassault Systemes SE	3,545	156,290
Derichebourg SA	3,292	17,302
Edenred	1,558	100,287
Eiffage SA	2,632	281,078
Elis SA	536	9,300
Engie SA	21,318	320,550
Eramet SA(1)	355	30,890
Esker SA	88	13,552
EssilorLuxottica SA	1,137	205,914
Esso SA Francaise(1)	168	7,807
Etablissements Maurel et Prom SA	1,540	6,044
Eurazeo SE	1,052	71,956
Euroapi SA(2)	956	10,038
Eurofins Scientific SE	1,326	87,621
Euronext NV	633	42,237
Eutelsat Communications SA(1)	5,881	37,434
Fnac Darty SA	114	4,084
Focus Entertainment(2)	53	2,325
Gaztransport Et Technigaz SA	753	75,310
Genfit SA(2)	1,825	7,365
Getlink SE	5,232	89,021
Groupe LDLC(1)	99	2,548
Hermes International	238	485,478
ID Logistics Group(2)	79	21,156
Imerys SA	922	32,915
Infotel SA	51	3,042
Innate Pharma SA(1)(2)	719	2,090
Interparfums SA	475	34,008
Ipsen SA	1,248	144,697
IPSOS	281	13,770
Jacquet Metals SACA	231	4,506
JCDecaux SE(2)	1,994	40,545
Kaufman & Broad SA(1)	197	5,437
Kering SA	971	519,156
Korian SA	780	6,209
La Francaise des Jeux SAEM	2,967	114,708
Legrand SA	1,109	105,124
LISI	253	6,756
L'Oreal SA	828	354,505
LVMH Moet Hennessy Louis Vuitton SE	1,863	1,628,873
Maisons du Monde SA	672	6,706
Manitou BF SA	243	5,537
Mersen SA	553	21,077
Metropole Television SA	937	12,958
Nacon SA(2)	27	65
Neoen SA	272	8,176
Nexans SA	811	62,600
Nexity SA	557	11,451
Novacyt SA(2)	1,610	806
Orange SA, ADR(1)	35,204	423,504
Orpea SA(2)	451	956
Pernod Ricard SA	1,518	328,827

Publicis Groupe SA	1,906	141,554
Remy Cointreau SA	170	26,213
Renault SA	5,762	193,532
ReWorld Media SA(2)	641	2,937
Rexel SA(2)	7,097	145,693
Rubis SCA	851	23,268
Safran SA	5,350	777,059
Sanofi, ADR	10,369	529,026
Sartorius Stedim Biotech	148	39,015
Schneider Electric SE	2,527	437,168
SCOR SE(1)	3,011	77,115
SEB SA	387	36,507
SES SA	12,776	75,866
SMCP SA(2)	707	5,546
Societe BIC SA	346	20,660
Societe Generale SA(1)	16,580	385,990
Sodexo SA	690	74,704
SOITEC(2)	372	52,283
Solutions 30 SE(1)(2)	1,773	5,688
Sopra Steria Group SACA	213	40,064
SPIE SA	1,881	55,933
STMicroelectronics NV, NY Shares	19,731	857,115
Technip Energies NV	2,687	53,334
Teleperformance	503	75,266
Television Francaise 1(1)	741	5,152
Thales SA	1,063	148,165
TOTAL SE, ADR	24,635	1,386,950
Trigano SA	241	32,775
Ubisoft Entertainment SA(2)	3,267	92,923
Valeo SA(1)	7,174	138,056
Vallourec SA(2)	2,861	30,012
Veolia Environnement SA	3,471	102,475
Verallia SA	3,007	104,527
Vicat SA	337	9,018
Vilmorin & Cie SA	141	9,442
Vinci SA	6,706	763,927
Virbac SA	85	25,955
Vivendi SE	12,173	108,145
Wavestone	105	5,014
Worldline SA(2)	673	26,233
X-Fab Silicon Foundries SE(2)	1,705	14,480
		18,806,125
Germany — 7.1%
1&1 AG	260	2,782
7C Solarparken AG	2,864	11,749
Aareal Bank AG(2)	477	16,776
Adesso SE	58	7,055
adidas AG	1,355	220,300
ADLER Group SA(2)	223	112
Allianz SE	3,221	689,773
Amadeus Fire AG	60	7,715
Aroundtown SA	14,194	14,899
Atoss Software AG	106	23,236
AURELIUS Equity Opportunities SE & Co. KGaA	862	15,917
Aurubis AG	774	59,381

BASF SE	8,114	385,887
Bayer AG	4,528	252,709
Bayerische Motoren Werke AG	3,835	418,227
Bayerische Motoren Werke AG, Preference Shares	727	74,845
Bechtle AG	924	36,360
Befesa SA	386	14,404
Beiersdorf AG	1,086	138,584
Bertrandt AG	99	5,078
Bijou Brigitte AG	20	1,152
Bilfinger SE	352	12,491
Borussia Dortmund GmbH & Co. KGaA(2)	4,118	18,281
Brenntag SE	1,689	132,828
CANCOM SE	635	19,658
Carl Zeiss Meditec AG, Bearer Shares	459	51,647
CECONOMY AG(2)	4,325	10,046
Cewe Stiftung & Co. KGAA	242	23,225
Commerzbank AG	22,127	223,828
CompuGroup Medical SE & Co. KgaA	280	14,956
Continental AG	2,620	174,879
Covestro AG(2)	3,884	149,991
CropEnergies AG	1,158	11,733
CTS Eventim AG & Co. KGaA	1,155	77,897
Daimler Truck Holding AG	8,798	267,034
Delivery Hero SE(2)	1,180	44,315
Dermapharm Holding SE	489	24,531
Deutsche Bank AG	34,693	351,440
Deutsche Beteiligungs AG	216	6,556
Deutsche Boerse AG	1,023	176,942
Deutsche Lufthansa AG(2)	19,192	188,848
Deutsche Pfandbriefbank AG	2,973	22,423
Deutsche Post AG	8,931	402,733
Deutsche Telekom AG	27,107	601,384
Deutz AG	2,787	16,598
DIC Asset AG	312	1,773
Dr. Ing. h.c. F. Porsche AG, Preference Shares	336	41,834
Draegerwerk AG & Co. KGaA	78	3,233
Draegerwerk AG & Co. KGaA, Preference Shares	416	19,371
Duerr AG	2,142	62,825
E.ON SE	23,083	279,842
Eckert & Ziegler Strahlen- und Medizintechnik AG	399	16,963
Elmos Semiconductor SE	204	14,327
ElringKlinger AG	121	1,103
Encavis AG(2)	3,168	51,380
Energiekontor AG	210	15,474
Evonik Industries AG	2,361	47,422
Fielmann AG	598	30,010
flatexDEGIRO AG(2)	1,036	9,804
Fraport AG Frankfurt Airport Services Worldwide(2)	618	31,539
Freenet AG	1,139	27,999
Fresenius Medical Care AG & Co. KGaA, ADR	1,743	37,352
Fresenius SE & Co. KGaA	368	10,091
FUCHS PETROLUB SE, Preference Shares	923	32,804
GEA Group AG	2,344	98,790
GFT Technologies SE	224	7,040
Grand City Properties SA	1,895	13,998

GRENKE AG	746	22,176
Hamburger Hafen und Logistik AG	771	10,021
Hannover Rueck SE	1,283	275,016
Heidelberg Materials AG	3,120	223,816
Heidelberger Druckmaschinen AG(2)	3,633	6,451
HelloFresh SE(2)	2,689	64,256
Henkel AG & Co. KGaA	460	33,049
Henkel AG & Co. KGaA, Preference Shares	1,106	88,274
Hensoldt AG	650	20,742
HOCHTIEF AG	490	40,862
Hornbach Holding AG & Co. KGaA	279	19,788
HUGO BOSS AG	1,887	128,531
Hypoport SE(2)	22	3,511
Indus Holding AG	450	11,883
Infineon Technologies AG	17,249	642,163
Instone Real Estate Group SE	786	4,249
JOST Werke SE	365	19,281
Jungheinrich AG, Preference Shares	1,935	61,739
K+S AG	6,264	100,789
KION Group AG	860	30,183
Kloeckner & Co. SE	2,934	27,849
Knorr-Bremse AG	959	65,796
Koenig & Bauer AG(2)	246	4,579
Kontron AG	1,638	33,578
Krones AG	571	63,991
KSB SE & Co. KGaA, Preference Shares	15	7,819
KWS Saat SE & Co. KGaA	122	6,996
Lang & Schwarz AG	141	1,382
Lanxess AG	1,807	65,001
LEG Immobilien SE(2)	971	50,572
Leifheit AG	4	76
Leoni AG(2)	416	118
LPKF Laser & Electronics SE(2)	302	2,973
Mercedes-Benz Group AG	7,217	539,496
Merck KGaA	375	65,498
METRO AG(2)	5,078	39,500
MLP SE	786	4,235
MTU Aero Engines AG	1,294	299,345
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,371	490,396
Mutares SE & Co. KGaA	412	10,463
Nagarro SE(2)	105	8,709
Nemetschek SE	560	43,952
New Work SE	30	3,945
Norma Group SE	783	14,175
OHB SE	22	729
PATRIZIA SE	274	2,425
Pfeiffer Vacuum Technology AG	80	12,923
Porsche Automobil Holding SE, Preference Shares	2,171	120,926
ProSiebenSat.1 Media SE	1,940	15,771
publity AG(2)	24	548
Puma SE	1,771	84,644
PVA TePla AG(2)	680	13,720
QIAGEN NV(2)	3,502	158,150
Rational AG	74	49,734
Rheinmetall AG	489	123,878

RTL Group SA	47	1,834
RWE AG	4,494	188,196
SAF-Holland SE	2,776	35,646
Salzgitter AG	583	18,992
SAP SE, ADR	2,841	370,580
Sartorius AG, Preference Shares	245	82,227
Schaeffler AG, Preference Shares	4,079	24,955
Scout24 SE	760	48,822
Secunet Security Networks AG	55	11,682
SGL Carbon SE(2)	2,080	18,881
Siemens AG	4,345	715,026
Siemens Energy AG(2)	5,149	130,978
Siemens Healthineers AG	1,492	84,727
Siltronic AG	432	37,220
Sixt SE	346	38,066
Sixt SE, Preference Shares	653	46,646
Stabilus SE	666	39,795
Steico SE	77	3,727
STO SE & Co. KGaA, Preference Shares	45	8,385
STRATEC SE	85	5,164
Stroeer SE & Co. KGaA	604	29,344
Suedzucker AG	1,714	29,500
SUESS MicroTec SE	143	3,794
Symrise AG	665	71,217
Synlab AG	1,246	12,029
TAG Immobilien AG(2)	2,539	20,399
TeamViewer SE(2)	3,705	58,147
Telefonica Deutschland Holding AG	28,077	79,162
thyssenkrupp AG	5,850	40,369
Traffic Systems SE	40	1,258
UmweltBank AG	260	3,167
Uniper SE(2)	1,851	12,161
United Internet AG	1,451	20,903
VERBIO Vereinigte BioEnergie AG	803	28,639
Villeroy & Boch AG, Preference Shares	155	3,213
Vitesco Technologies Group AG, Class A(2)	674	43,896
Volkswagen AG	355	53,723
Volkswagen AG, Preference Shares	1,800	225,507
Vonovia SE	7,918	145,686
Wacker Chemie AG	203	27,040
Wacker Neuson SE	447	9,833
Washtec AG	108	4,159
Wuestenrot & Wuerttembergische AG	218	3,688
Zalando SE(2)	2,533	73,659
		13,428,893
Hong Kong — 2.2%
AIA Group Ltd.	77,468	744,715
ASMPT Ltd.	9,100	77,447
AustAsia Group Ltd.(1)(2)	2,080	689
Bank of East Asia Ltd.	31,200	39,069
BOC Hong Kong Holdings Ltd.	44,000	130,577
Bright Smart Securities & Commodities Group Ltd.	14,000	2,756
Budweiser Brewing Co. APAC Ltd.	14,200	35,731
Cafe de Coral Holdings Ltd.	16,000	19,862
Chow Sang Sang Holdings International Ltd.	5,000	5,851

CITIC Telecom International Holdings Ltd.	25,000	9,358
CK Asset Holdings Ltd.	34,906	188,149
CK Hutchison Holdings Ltd.	22,500	135,645
CK Infrastructure Holdings Ltd.	11,500	63,601
CLP Holdings Ltd.	21,500	156,643
C-Mer Eye Care Holdings Ltd.(1)(2)	16,000	7,871
Comba Telecom Systems Holdings Ltd.	18,000	3,129
Cowell e Holdings, Inc.(2)	11,000	25,432
Dah Sing Banking Group Ltd.	16,800	12,349
Dah Sing Financial Holdings Ltd.	3,200	8,005
DFI Retail Group Holdings Ltd.	2,300	6,459
E-Commodities Holdings Ltd.(1)	82,000	11,625
Esprit Holdings Ltd.(1)(2)	5,100	352
ESR Group Ltd.	7,800	11,519
Fairwood Holdings Ltd.	2,000	2,811
Far East Consortium International Ltd.	16,500	4,173
First Pacific Co. Ltd.	24,000	8,982
Futu Holdings Ltd., ADR(1)(2)	705	25,986
Galaxy Entertainment Group Ltd.(2)	8,000	49,636
Giordano International Ltd.	52,000	13,357
Guotai Junan International Holdings Ltd.(1)	40,000	3,065
Haitong International Securities Group Ltd.(1)(2)	34,100	2,874
Hang Lung Group Ltd.	28,000	41,707
Hang Lung Properties Ltd.	49,000	77,606
Hang Seng Bank Ltd.	5,000	66,941
Henderson Land Development Co. Ltd.	19,000	60,284
HK Electric Investments & HK Electric Investments Ltd.(1)	28,500	17,155
HKT Trust & HKT Ltd.	41,000	52,392
Hong Kong & China Gas Co. Ltd.	52,332	47,218
Hong Kong Exchanges & Clearing Ltd.	4,000	146,488
Hong Kong Technology Venture Co. Ltd.(1)	27,000	14,656
Hongkong & Shanghai Hotels Ltd.(1)(2)	1,000	889
Hongkong Land Holdings Ltd.	17,800	76,296
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	3,064
Hysan Development Co. Ltd.	18,000	45,639
IGG, Inc.(2)	10,000	5,225
IRC Ltd.(1)(2)	202,000	2,296
Jardine Matheson Holdings Ltd.	2,600	124,673
Johnson Electric Holdings Ltd.	4,000	4,901
K Wah International Holdings Ltd.	11,000	3,624
Kerry Logistics Network Ltd.	728	846
Kerry Properties Ltd.	10,000	21,837
Luk Fook Holdings International Ltd.	12,000	32,774
Man Wah Holdings Ltd.	44,400	29,111
Melco Resorts & Entertainment Ltd., ADR(2)	2,192	24,222
MGM China Holdings Ltd.(2)	800	823
Modern Dental Group Ltd.	6,000	1,803
MTR Corp. Ltd.	13,500	62,142
New World Development Co. Ltd.	29,000	69,282
NWS Holdings Ltd.	38,000	31,329
Oriental Watch Holdings(1)	24,828	13,633
Pacific Basin Shipping Ltd.	190,000	55,513
Pacific Century Premium Developments Ltd.(2)	2,268	91
Pacific Textiles Holdings Ltd.	12,000	3,495
PAX Global Technology Ltd.	25,000	19,359

PC Partner Group Ltd.	8,000	4,330
PCCW Ltd.	27,024	13,804
Perfect Medical Health Management Ltd.	7,000	2,914
Power Assets Holdings Ltd.	10,000	53,848
Realord Group Holdings Ltd.(1)(2)	6,000	4,092
Sa Sa International Holdings Ltd.(2)	4,000	685
Sands China Ltd.(2)	11,600	37,616
Shangri-La Asia Ltd.(2)	10,000	7,487
Shun Tak Holdings Ltd.(2)	58,000	8,749
Singamas Container Holdings Ltd.	96,000	6,739
Sino Land Co. Ltd.	56,495	73,485
SITC International Holdings Co. Ltd.	40,000	69,488
SJM Holdings Ltd.(1)(2)	17,500	7,086
Sun Hung Kai & Co. Ltd.	10,000	3,655
Sun Hung Kai Properties Ltd.	14,000	178,369
SUNeVision Holdings Ltd.	11,000	5,898
Swire Pacific Ltd., Class A	13,500	90,137
Swire Properties Ltd.	12,600	30,036
Techtronic Industries Co. Ltd.	5,500	50,935
Texhong International Group Ltd.	4,000	2,781
Texwinca Holdings Ltd.	4,000	557
Theme International Holdings Ltd.(1)(2)	80,000	9,398
United Energy Group Ltd.(1)	212,000	28,439
United Laboratories International Holdings Ltd.	54,000	47,671
Value Partners Group Ltd.(1)	10,000	2,799
Vitasoy International Holdings Ltd.	6,000	9,818
VTech Holdings Ltd.	6,400	38,431
WH Group Ltd.	264,423	138,238
Wharf Real Estate Investment Co. Ltd.	20,000	98,673
Wynn Macau Ltd.(1)(2)	7,600	6,512
Xinyi Glass Holdings Ltd.	31,000	45,868
Yue Yuen Industrial Holdings Ltd.	30,000	36,807
		4,080,377
Ireland — 0.6%
AIB Group PLC	30,590	126,457
Bank of Ireland Group PLC	21,652	204,606
Cairn Homes PLC	18,229	20,378
CRH PLC	6,618	313,181
Dalata Hotel Group PLC(2)	6,843	31,355
FBD Holdings PLC	510	6,757
Glanbia PLC	4,457	64,586
Glenveagh Properties PLC(2)	34,927	38,722
Kerry Group PLC, A Shares	888	86,611
Kingspan Group PLC	1,815	120,828
Origin Enterprises PLC	6,048	22,652
Smurfit Kappa Group PLC	4,274	152,283
Uniphar PLC	1,590	5,597
		1,194,013
Israel — 0.8%
AFI Properties Ltd.(2)	174	4,830
Africa Israel Residences Ltd.	154	6,738
Airport City Ltd.(2)	717	9,406
Alony Hetz Properties & Investments Ltd.	1,692	13,155
Amot Investments Ltd.	2,002	9,848
Ashtrom Group Ltd.	462	6,437

AudioCodes Ltd.	183	1,568
Azrieli Group Ltd.	181	9,518
Bank Hapoalim BM	13,673	110,067
Bank Leumi Le-Israel BM	11,663	81,791
Bezeq The Israeli Telecommunication Corp. Ltd.	30,094	37,630
Big Shopping Centers Ltd.(2)	98	8,243
Blue Square Real Estate Ltd.	143	8,093
Caesarstone Ltd.(1)	67	311
Carasso Motors Ltd.	1,555	7,739
Cellcom Israel Ltd.(2)	2,364	9,223
Check Point Software Technologies Ltd.(2)	666	83,123
Clal Insurance Enterprises Holdings Ltd.(2)	1,225	17,333
Cognyte Software Ltd.(2)	134	666
CyberArk Software Ltd.(2)	144	22,281
Danel Adir Yeoshua Ltd.	47	2,710
Delek Automotive Systems Ltd.	1,513	11,142
Delek Group Ltd.	167	19,020
Delta Galil Ltd.	164	6,178
Elbit Systems Ltd.	225	46,023
Elco Ltd.	83	2,948
Electra Consumer Products 1970 Ltd.	158	4,003
Electra Ltd.	28	12,335
Energix-Renewable Energies Ltd.	281	908
Equital Ltd.(2)	507	12,872
Fattal Holdings 1998 Ltd.(2)	115	10,430
FIBI Holdings Ltd.	572	22,663
First International Bank of Israel Ltd.	813	30,645
FMS Enterprises Migun Ltd.	27	868
Fox Wizel Ltd.	130	9,831
G City Ltd.	640	1,937
Gav-Yam Lands Corp. Ltd.	433	2,995
Harel Insurance Investments & Financial Services Ltd.	2,182	17,165
Hilan Ltd.	298	13,324
ICL Group Ltd.	8,805	47,943
IDI Insurance Co. Ltd.	30	664
Inmode Ltd.(2)	731	23,078
Inrom Construction Industries Ltd.	1,146	4,072
Isracard Ltd.	4,656	19,346
Israel Corp. Ltd.	71	18,603
Israel Discount Bank Ltd., A Shares	14,278	68,786
Israel Land Development Co. Ltd.	808	5,521
Isras Investment Co. Ltd.	46	8,082
Ituran Location & Control Ltd.	393	8,976
Kamada Ltd.(2)	160	775
Kenon Holdings Ltd.	115	2,957
Kornit Digital Ltd.(2)	40	898
M Yochananof & Sons Ltd.	68	3,119
Matrix IT Ltd.	212	3,939
Mediterranean Towers Ltd.	327	675
Mega Or Holdings Ltd.	162	2,914
Melisron Ltd.	187	11,616
Menora Mivtachim Holdings Ltd.	483	9,987
Migdal Insurance & Financial Holdings Ltd.	14,966	16,239
Mivne Real Estate KD Ltd.	3,933	9,679
Mizrahi Tefahot Bank Ltd.	1,929	61,892

Nano Dimension Ltd., ADR(1)(2)	1,645	3,964
Neto Malinda Trading Ltd.(2)	370	6,271
Nice Ltd., ADR(1)(2)	301	61,988
Nova Ltd.(2)	378	41,038
Novolog Ltd.	5,599	2,518
Oil Refineries Ltd.	70,860	19,034
One Software Technologies Ltd.	600	7,369
Partner Communications Co. Ltd.(2)	3,082	12,423
Paz Oil Co. Ltd.(2)	298	31,217
Perion Network Ltd.(2)	533	16,478
Phoenix Holdings Ltd.	2,948	30,360
Property & Building Corp. Ltd.(2)	45	1,970
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	268	16,169
Sapiens International Corp. NV	45	1,096
Scope Metals Group Ltd.(2)	181	6,435
Shapir Engineering & Industry Ltd.	1,813	12,355
Shikun & Binui Ltd.(2)	4,051	8,526
Shufersal Ltd.(2)	3,883	20,388
Strauss Group Ltd.(2)	509	11,791
Summit Real Estate Holdings Ltd.	420	5,338
Taro Pharmaceutical Industries Ltd.(2)	51	1,882
Tel Aviv Stock Exchange Ltd.(2)	917	4,482
Tera Light Ltd.(2)	69	101
Teva Pharmaceutical Industries Ltd., ADR(2)	7,311	52,639
Tower Semiconductor Ltd.(2)	396	16,363
Wix.com Ltd.(2)	297	22,637
YH Dimri Construction & Development Ltd.	124	7,106
ZIM Integrated Shipping Services Ltd.(1)	2,026	25,791
		1,453,487
Italy — 2.3%
A2A SpA	31,231	51,896
ACEA SpA	668	9,654
Amplifon SpA(1)	1,006	34,895
Arnoldo Mondadori Editore SpA	2,193	4,312
Ascopiave SpA	1,761	4,569
Assicurazioni Generali SpA	6,628	125,912
Azimut Holding SpA	2,671	53,323
Banca Generali SpA	776	24,013
Banca IFIS SpA(1)	489	7,347
Banca Mediolanum SpA	3,320	28,113
Banca Monte dei Paschi di Siena SpA(2)	6	14
Banca Popolare di Sondrio SpA	10,739	40,366
Banco BPM SpA	19,755	77,678
BFF Bank SpA	3,275	34,014
Biesse SpA	223	2,803
BPER Banca	24,612	63,303
Brembo SpA	1,664	25,323
Brunello Cucinelli SpA	1,155	100,150
Buzzi SpA	2,170	49,713
Carel Industries SpA	333	9,269
Cementir Holding NV	699	5,294
CIR SpA-Compagnie Industriali(2)	10,844	4,245
CNH Industrial NV	13,693	175,264
Credito Emiliano SpA	1,683	11,634
d'Amico International Shipping SA	45,275	16,772

Danieli & C Officine Meccaniche SpA(1)	239	5,760
Danieli & C Officine Meccaniche SpA, Preference Shares	502	9,109
Davide Campari-Milano NV	2,453	32,095
De' Longhi SpA	340	6,670
DiaSorin SpA	42	4,338
Digital Bros SpA(1)	352	6,671
Digital Value SpA	81	5,440
doValue SpA	489	2,140
Enav SpA	4,093	17,322
Enel SpA	34,142	214,890
Eni SpA, ADR(1)	11,854	314,842
ERG SpA	1,547	42,570
Ferrari NV	870	249,031
Fila SpA	454	3,840
Fincantieri SpA(1)(2)	30,410	16,981
FinecoBank Banca Fineco SpA(1)	7,515	100,387
GVS SpA(2)	2,934	18,227
Hera SpA	14,182	44,463
Infrastrutture Wireless Italiane SpA	943	12,023
Interpump Group SpA	205	11,064
Intesa Sanpaolo SpA	143,744	333,839
Iren SpA	25,168	50,316
Italgas SpA(1)	1,495	8,534
Iveco Group NV(2)	7,727	58,050
Leonardo SpA	4,135	44,497
Maire Tecnimont SpA	6,298	22,674
Mediobanca Banca di Credito Finanziario SpA	7,391	81,698
MFE-MediaForEurope NV, Class A	40,737	19,334
MFE-MediaForEurope NV, Class B(1)	7,657	5,299
Moncler SpA	1,518	103,311
Nexi SpA(2)	1,732	13,620
OVS SpA	9,129	23,988
Piaggio & C SpA	5,336	20,622
Poste Italiane SpA	7,286	75,737
Prysmian SpA	2,088	77,660
RAI Way SpA	2,481	14,163
Recordati Industria Chimica e Farmaceutica SpA	641	27,956
Reply SpA	152	16,517
Saipem SpA(2)	4,992	6,342
Salvatore Ferragamo SpA(1)	1,517	24,538
Sanlorenzo SpA(1)	180	7,161
Saras SpA	21,050	24,615
Sesa SpA	216	24,996
Snam SpA	28,121	147,409
Stellantis NV(1)	21,380	325,798
Technogym SpA	3,932	36,074
Telecom Italia SpA(1)(2)	49,767	13,229
Telecom Italia SpA, Preference Shares(2)	37,591	9,755
Tenaris SA, ADR	967	23,943
Terna - Rete Elettrica Nazionale	10,393	87,325
Tod's SpA(2)	309	12,582
UniCredit SpA	23,786	458,648
Unieuro SpA(1)	231	2,529
Unipol Gruppo SpA	5,271	26,403
Webuild SpA(1)	15,766	30,642

Zignago Vetro SpA(1)	498	8,228
		4,345,771
Japan — 20.9%
77 Bank Ltd.	1,600	27,875
A&D HOLON Holdings Co. Ltd.	200	2,336
ABC-Mart, Inc.	300	16,296
Acom Co. Ltd.	1,400	3,159
ADEKA Corp.	1,300	22,750
Advantest Corp.	1,700	217,705
Adventure, Inc.(1)	200	12,847
Aeon Co. Ltd.	4,400	87,022
Aeon Delight Co. Ltd.	200	4,229
AEON Financial Service Co. Ltd.	3,500	29,826
Aeon Mall Co. Ltd.	2,500	31,516
AGC, Inc.(1)	3,800	138,413
Ai Holdings Corp.	100	1,629
Aica Kogyo Co. Ltd.	1,300	27,494
Aichi Financial Group, Inc.	666	10,125
Aida Engineering Ltd.	200	1,250
Aiful Corp.	3,700	8,723
Ain Holdings, Inc.	400	16,187
Air Water, Inc.	4,100	53,716
Aisan Industry Co. Ltd.	1,000	6,950
Aisin Corp.	2,300	65,997
Ajinomoto Co., Inc.	3,700	143,727
Akatsuki, Inc.	100	1,504
Alconix Corp.	1,900	17,676
Alfresa Holdings Corp.	2,800	41,930
Alpen Co. Ltd.	400	5,610
Alps Alpine Co. Ltd.	3,200	28,201
Altech Corp.	300	5,985
Amada Co. Ltd.	6,300	60,091
Amano Corp.	1,300	26,980
Amvis Holdings, Inc.	400	8,660
ANA Holdings, Inc.(2)	700	15,527
AOKI Holdings, Inc.	100	592
Aoyama Trading Co. Ltd.	1,700	15,538
Aozora Bank Ltd.(1)	2,800	50,989
Arata Corp.	400	13,021
Arcland Service Holdings Co. Ltd.(1)	600	12,649
Arclands Corp.	900	10,158
Arcs Co. Ltd.	1,400	23,590
Argo Graphics, Inc.	700	19,867
Arisawa Manufacturing Co. Ltd.	200	1,544
ARTERIA Networks Corp.	100	1,410
Aruhi Corp.(1)	200	1,406
AS One Corp.	200	7,615
Asahi Co. Ltd.	300	2,670
Asahi Diamond Industrial Co. Ltd.	1,700	9,891
Asahi Group Holdings Ltd.	1,600	62,063
Asahi Intecc Co. Ltd.	1,400	26,678
Asahi Kasei Corp.	20,400	138,351
ASAHI YUKIZAI Corp.	500	13,338
Asanuma Corp.	200	4,469
Asics Corp.	1,600	42,741

ASKA Pharmaceutical Holdings Co. Ltd.	500	4,342
ASKUL Corp.	1,100	14,234
Astellas Pharma, Inc.	12,600	199,359
Astena Holdings Co. Ltd.	1,500	4,624
Aucnet, Inc.(1)	1,000	12,035
Autobacs Seven Co. Ltd.	500	5,310
Avant Group Corp.(1)	1,200	11,743
Awa Bank Ltd.	300	4,253
Axial Retailing, Inc.	600	14,553
Azbil Corp.	800	25,256
AZ-Com Maruwa Holdings, Inc.	400	5,861
Bandai Namco Holdings, Inc.	5,100	119,432
Bando Chemical Industries Ltd.	200	1,794
Bank of Iwate Ltd.	200	2,878
Bank of Kyoto Ltd.	900	42,047
Bank of Nagoya Ltd.	200	4,821
Bank of the Ryukyus Ltd.	900	5,795
Base Co. Ltd.	300	11,835
BayCurrent Consulting, Inc.	1,600	58,482
Belc Co. Ltd.	400	16,890
Belluna Co. Ltd.	800	3,915
Benefit One, Inc.	1,800	19,743
Benesse Holdings, Inc.	1,100	13,894
Bic Camera, Inc.(1)	2,200	16,488
BIPROGY, Inc.	1,200	28,944
BML, Inc.	800	17,420
Bridgestone Corp.(1)	6,000	243,923
Brother Industries Ltd.	4,200	60,856
Bunka Shutter Co. Ltd.(1)	2,100	16,466
C Uyemura & Co. Ltd.	400	20,666
Calbee, Inc.	1,300	25,357
Canon Marketing Japan, Inc.	400	9,851
Canon, Inc., ADR	2,778	68,561
Capcom Co. Ltd.	1,800	70,167
Carenet, Inc.	800	4,669
Casio Computer Co. Ltd.	700	5,813
Cawachi Ltd.	200	3,097
Celsys, Inc.(1)	900	5,356
Central Glass Co. Ltd.	1,000	21,583
Central Japan Railway Co.	800	97,303
Charm Care Corp. KK	1,000	8,574
Chiba Bank Ltd.	9,600	59,895
Chori Co. Ltd.	1,100	20,142
Chubu Electric Power Co., Inc.	4,900	58,533
Chubu Shiryo Co. Ltd.	400	3,034
Chudenko Corp.	200	3,117
Chugai Pharmaceutical Co. Ltd.	4,900	131,879
Chugin Financial Group, Inc.	3,300	20,197
Chugoku Electric Power Co., Inc.	2,100	12,877
Citizen Watch Co. Ltd.	6,900	42,294
CKD Corp.(1)	1,200	18,205
CMIC Holdings Co. Ltd.(1)	400	5,646
CMK Corp.	200	634
Coca-Cola Bottlers Japan Holdings, Inc.(1)	3,400	37,719
COLOPL, Inc.	600	2,855

Colowide Co. Ltd.(1)	1,200	17,098
Computer Engineering & Consulting Ltd.	300	3,028
COMSYS Holdings Corp.	1,500	29,097
Comture Corp.	200	2,950
Concordia Financial Group Ltd.	16,700	64,563
Cosmo Energy Holdings Co. Ltd.	2,400	67,252
Cosmos Pharmaceutical Corp.(1)	300	28,506
Create Restaurants Holdings, Inc.	2,400	17,138
Create SD Holdings Co. Ltd.(1)	200	4,813
Credit Saison Co. Ltd.	5,200	71,361
Creek & River Co. Ltd.	500	6,868
CTI Engineering Co. Ltd.	200	4,782
CyberAgent, Inc.(1)	7,700	54,508
Cybozu, Inc.	700	12,160
Dai Nippon Printing Co. Ltd.	2,200	62,642
Daicel Corp.	5,200	44,073
Dai-Dan Co. Ltd.	200	3,523
Daido Steel Co. Ltd.	500	18,589
Daifuku Co. Ltd.	3,000	60,611
Daihen Corp.	500	18,009
Daiho Corp.	400	10,709
Daiichi Jitsugyo Co. Ltd.	200	8,484
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,265
Dai-ichi Life Holdings, Inc.	11,000	188,141
Daiichi Sankyo Co. Ltd.	5,900	191,863
Daiken Corp.	600	9,346
Daikin Industries Ltd.	1,300	246,686
Daikokutenbussan Co. Ltd.(1)	200	7,086
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	400	5,322
Daio Paper Corp.(1)	1,900	14,102
Daiseki Co. Ltd.	660	16,947
Daishi Hokuetsu Financial Group, Inc.	900	19,291
Daishinku Corp.	1,400	6,543
Daito Pharmaceutical Co. Ltd.(1)	200	3,303
Daito Trust Construction Co. Ltd.	1,200	113,971
Daiwa House Industry Co. Ltd.	3,900	101,708
Daiwa Securities Group, Inc.	18,400	83,443
Daiwabo Holdings Co. Ltd.	1,000	18,506
DCM Holdings Co. Ltd.	1,000	8,985
DeNA Co. Ltd.	1,000	13,016
Denka Co. Ltd.	2,300	42,189
Denso Corp.	1,700	104,676
Dentsu Group, Inc.(1)	1,900	60,915
Denyo Co. Ltd.	200	2,611
Dexerials Corp.	1,400	30,688
DIC Corp.	1,600	28,482
Digital Arts, Inc.	300	12,149
Digital Garage, Inc.	900	24,670
Dip Corp.	300	7,239
Disco Corp.	1,200	174,561
DMG Mori Co. Ltd.	2,700	45,081
Doshisha Co. Ltd.	400	6,063
Doutor Nichires Holdings Co. Ltd.	300	4,347
Dowa Holdings Co. Ltd.	1,500	43,467
Dream Incubator, Inc.(1)	300	5,609

DTS Corp.	700	17,589
Duskin Co. Ltd.	1,000	22,083
DyDo Group Holdings, Inc.	200	7,037
Eagle Industry Co. Ltd.	200	2,103
Earth Corp.	100	3,555
East Japan Railway Co.	1,700	93,716
Ebara Corp.	1,600	71,395
EDION Corp.	2,400	23,929
E-Guardian, Inc.	400	5,468
Eiken Chemical Co. Ltd.	1,200	12,708
Eisai Co. Ltd.	2,800	178,102
Eizo Corp.	600	20,489
Electric Power Development Co. Ltd.	5,300	78,036
en Japan, Inc.	1,300	21,611
ENEOS Holdings, Inc.	48,500	161,082
Enigmo, Inc.	600	1,659
ESPEC Corp.	200	2,893
Exedy Corp.	1,200	18,153
EXEO Group, Inc.	2,800	53,282
Ezaki Glico Co. Ltd.	900	23,773
Fancl Corp.	300	4,876
FANUC Corp.	3,000	102,612
Fast Retailing Co. Ltd.	900	210,401
FCC Co. Ltd.	1,500	18,087
Ferrotec Holdings Corp.(1)	2,100	49,226
Fixstars Corp.	800	7,680
Food & Life Cos. Ltd.	800	18,791
Foster Electric Co. Ltd.	100	680
FP Corp.	1,300	26,610
France Bed Holdings Co. Ltd.	200	1,507
Fudo Tetra Corp.	100	1,266
Fuji Corp.	1,500	24,421
Fuji Electric Co. Ltd.	2,600	109,062
Fuji Kyuko Co. Ltd.	200	7,425
Fuji Media Holdings, Inc.	600	5,760
Fuji Seal International, Inc.	1,400	14,822
Fuji Soft, Inc.	200	12,590
Fujibo Holdings, Inc.	100	2,154
Fujicco Co. Ltd.	200	2,678
FUJIFILM Holdings Corp.	1,400	85,560
Fujikura Composites, Inc.	700	4,504
Fujikura Ltd.	8,100	64,909
Fujimi, Inc.	200	12,837
Fujimori Kogyo Co. Ltd.	800	19,245
Fujitec Co. Ltd.(1)	600	15,353
Fujitsu Ltd.	2,100	266,406
Fujiya Co. Ltd.	300	5,291
Fukuda Corp.	200	6,431
Fukui Computer Holdings, Inc.	500	9,678
Fukuoka Financial Group, Inc.	3,300	61,164
Fukushima Galilei Co. Ltd.	200	7,487
Fukuyama Transporting Co. Ltd.	200	4,595
FULLCAST Holdings Co. Ltd.	700	11,137
Funai Soken Holdings, Inc.(1)	800	14,835
Furukawa Co. Ltd.	300	3,040

Furukawa Electric Co. Ltd.	1,600	27,280
Furuno Electric Co. Ltd.	100	696
Furyu Corp.	700	5,280
Fuso Chemical Co. Ltd.	600	16,633
Futaba Industrial Co. Ltd.	200	648
Future Corp.	600	7,353
Fuyo General Lease Co. Ltd.	500	35,273
G-7 Holdings, Inc.	200	1,797
GA Technologies Co. Ltd.(1)(2)	800	6,954
Gakken Holdings Co. Ltd.	1,500	9,149
Genky DrugStores Co. Ltd.(1)	200	6,046
Geo Holdings Corp.	500	5,693
Giken Ltd.	400	5,470
GLOBERIDE, Inc.	400	6,083
Glory Ltd.	1,100	20,833
GMO Financial Holdings, Inc.(1)	1,200	5,488
GMO internet group, Inc.	900	16,489
GMO Payment Gateway, Inc.	100	7,886
Goldcrest Co. Ltd.	500	6,117
Goldwin, Inc.	600	50,390
Gree, Inc.	3,600	17,349
GS Yuasa Corp.	800	13,824
G-Tekt Corp.	900	8,558
GungHo Online Entertainment, Inc.	1,400	27,072
Gunma Bank Ltd.	8,300	29,648
Gunze Ltd.	400	12,483
H.U. Group Holdings, Inc.	1,800	34,010
H2O Retailing Corp.	3,200	33,300
Hachijuni Bank Ltd.	8,200	34,450
Hakuhodo DY Holdings, Inc.	5,500	57,543
Hakuto Co. Ltd.	400	13,964
Hamakyorex Co. Ltd.	200	5,051
Hamamatsu Photonics KK	1,300	66,081
Hankyu Hanshin Holdings, Inc.	3,700	117,559
Hanwa Co. Ltd.	1,300	38,416
Happinet Corp.	600	8,471
Haseko Corp.	5,200	60,204
Hazama Ando Corp.	1,100	7,960
Heiwa Corp.	2,000	33,371
Heiwa Real Estate Co. Ltd.	1,100	28,800
Heiwado Co. Ltd.	1,000	14,838
Hikari Tsushin, Inc.	200	28,863
Hino Motors Ltd.(2)	5,000	22,184
Hirata Corp.	100	4,998
Hirogin Holdings, Inc.	6,800	36,957
Hirose Electric Co. Ltd.	300	40,612
Hisamitsu Pharmaceutical Co., Inc.	200	5,154
Hitachi Construction Machinery Co. Ltd.	1,900	46,844
Hitachi Ltd.	5,500	316,539
Hitachi Zosen Corp.	7,700	44,741
Hogy Medical Co. Ltd.	100	2,288
Hokkaido Electric Power Co., Inc.(2)	5,900	24,226
Hokko Chemical Industry Co. Ltd.	200	1,273
Hokkoku Financial Holdings, Inc.	700	23,185
Hokuetsu Corp.(1)	3,800	23,919

Hokuetsu Industries Co. Ltd.	100	885
Hokuhoku Financial Group, Inc.	3,100	23,806
Hokuriku Electric Power Co.(1)(2)	2,600	14,509
Hokuto Corp.	200	2,624
Honda Motor Co. Ltd., ADR	15,481	439,815
Hoosiers Holdings Co. Ltd.	200	1,319
Horiba Ltd.	900	49,259
Hoshizaki Corp.	600	21,544
Hosiden Corp.	800	9,791
Hosokawa Micron Corp.	200	3,904
House Foods Group, Inc.	600	14,085
Hoya Corp.	1,884	236,198
HS Holdings Co. Ltd.	200	1,403
Hulic Co. Ltd.	5,300	44,154
Hyakugo Bank Ltd.	3,700	10,303
Hyakujushi Bank Ltd.	200	2,508
Ibiden Co. Ltd.	2,400	130,659
Icom, Inc.	200	4,096
Idec Corp.	800	17,568
Idemitsu Kosan Co. Ltd.	4,600	89,196
IDOM, Inc.	900	5,310
IHI Corp.	4,100	94,530
Iida Group Holdings Co. Ltd.	1,100	18,149
Iino Kaiun Kaisha Ltd.(1)	3,000	17,221
Inaba Denki Sangyo Co. Ltd.	600	12,908
Inabata & Co. Ltd.	400	8,258
Ines Corp.	100	1,028
I-Net Corp.	100	1,052
Infocom Corp.	800	12,560
Infomart Corp.	200	376
Information Services International-Dentsu Ltd.	400	14,429
INFRONEER Holdings, Inc.	3,584	31,729
Inpex Corp.	17,100	179,678
Insource Co. Ltd.	1,600	13,962
Intage Holdings, Inc.	600	6,702
Internet Initiative Japan, Inc.	2,000	39,365
I-PEX, Inc.	200	1,879
IPS, Inc.	400	6,202
IR Japan Holdings Ltd.	100	1,160
I'rom Group Co. Ltd.	300	4,112
Iseki & Co. Ltd.	500	4,144
Isetan Mitsukoshi Holdings Ltd.	3,400	34,451
Ishihara Sangyo Kaisha Ltd.	900	7,927
Isuzu Motors Ltd.	9,800	113,668
Ito En Ltd.	500	14,827
ITOCHU Corp.(1)	10,400	351,083
Itochu Enex Co. Ltd.	1,900	15,787
Itochu Techno-Solutions Corp.	1,400	36,408
Itoham Yonekyu Holdings, Inc.	2,600	13,036
Itoki Corp.	3,500	20,913
IwaiCosmo Holdings, Inc.	100	949
Iwatani Corp.	1,000	47,297
Iyogin Holdings, Inc.	4,300	22,987
Izumi Co. Ltd.	500	11,463
J Front Retailing Co. Ltd.	7,700	75,311

J Trust Co. Ltd.(1)	1,200	3,491
JAC Recruitment Co. Ltd.	300	4,761
Jaccs Co. Ltd.	900	29,102
JAFCO Group Co. Ltd.	2,100	25,756
Japan Airlines Co. Ltd.	200	3,822
Japan Airport Terminal Co. Ltd.	200	9,328
Japan Aviation Electronics Industry Ltd.	600	10,824
Japan Elevator Service Holdings Co. Ltd.	500	6,720
Japan Exchange Group, Inc.	5,300	86,546
Japan Lifeline Co. Ltd.	2,400	17,754
Japan Material Co. Ltd.	500	7,812
Japan Petroleum Exploration Co. Ltd.	700	20,633
Japan Post Bank Co. Ltd.	3,700	27,623
Japan Post Holdings Co. Ltd.	18,400	129,741
Japan Post Insurance Co. Ltd.	3,400	50,963
Japan Pulp & Paper Co. Ltd.	200	6,809
Japan Securities Finance Co. Ltd.	1,800	14,446
Japan Steel Works Ltd.	600	12,265
Japan Wool Textile Co. Ltd.(1)	700	4,889
JCR Pharmaceuticals Co. Ltd.	1,100	10,540
JCU Corp.	200	4,960
JDC Corp.(1)	200	821
Jeol Ltd.	800	27,665
JFE Holdings, Inc.	8,700	107,486
JGC Holdings Corp.	4,900	59,529
JINS Holdings, Inc.	100	2,179
JINUSHI Co. Ltd.	300	4,089
Joshin Denki Co. Ltd.	300	4,062
Joyful Honda Co. Ltd.(1)	900	11,062
JSB Co. Ltd.	200	6,503
JSR Corp.	2,500	60,184
JTEKT Corp.	5,100	42,359
Juki Corp.	1,000	3,986
Juroku Financial Group, Inc.	1,000	21,798
Justsystems Corp.	600	18,112
JVCKenwood Corp.	4,600	16,466
Kadokawa Corp.	400	8,923
Kaga Electronics Co. Ltd.	600	21,973
Kajima Corp.	7,500	104,991
Kakaku.com, Inc.	1,800	26,137
Kameda Seika Co. Ltd.	100	2,942
Kamigumi Co. Ltd.	2,000	44,490
Kanamoto Co. Ltd.	1,300	20,268
Kandenko Co. Ltd.	2,300	16,612
Kaneka Corp.	1,700	45,478
Kanematsu Corp.	2,600	33,797
Kansai Electric Power Co., Inc.	7,300	83,741
Kansai Paint Co. Ltd.	300	4,499
Kanto Denka Kogyo Co. Ltd.	1,200	7,277
Kao Corp.	3,300	115,001
Kasai Kogyo Co. Ltd.(2)	200	222
Kato Sangyo Co. Ltd.	700	19,250
Kawasaki Heavy Industries Ltd.	4,400	91,916
Kawasaki Kisen Kaisha Ltd.(1)	1,800	40,412
KDDI Corp.	12,700	391,560

KeePer Technical Laboratory Co. Ltd.	300	11,545
Keihan Holdings Co. Ltd.	600	15,194
Keihanshin Building Co. Ltd.	300	2,555
Keikyu Corp.	2,100	19,748
Keio Corp.	800	28,152
Keisei Electric Railway Co. Ltd.	500	19,170
KEIWA, Inc.	400	3,068
Keiyo Bank Ltd.	1,500	5,447
Kewpie Corp.(1)	1,900	30,312
Keyence Corp.	700	339,345
KFC Holdings Japan Ltd.	100	2,017
KH Neochem Co. Ltd.(1)	1,200	19,019
Kikkoman Corp.	500	29,457
Kinden Corp.	2,300	30,028
Kintetsu Group Holdings Co. Ltd.	1,300	43,002
Kirin Holdings Co. Ltd.	5,600	83,580
Kissei Pharmaceutical Co. Ltd.	400	8,117
Kitanotatsujin Corp.	200	407
Kitz Corp.	2,700	19,612
Kiyo Bank Ltd.	1,800	19,038
Koatsu Gas Kogyo Co. Ltd.	200	1,001
Kobe Bussan Co. Ltd.	1,200	33,072
Kobe Steel Ltd.	8,500	67,189
Koei Tecmo Holdings Co. Ltd.	1,020	17,151
Kohnan Shoji Co. Ltd.	1,100	27,528
Koito Manufacturing Co. Ltd.	1,000	18,747
Kojima Co. Ltd.(1)	1,100	4,303
Kokuyo Co. Ltd.	500	6,783
Komatsu Ltd.	5,300	124,368
KOMEDA Holdings Co. Ltd.	800	15,205
Komeri Co. Ltd.	1,100	23,202
Komori Corp.	1,500	9,680
Konami Group Corp.	1,100	58,241
Konica Minolta, Inc.	10,200	33,869
Konishi Co. Ltd.	400	5,912
Konoike Transport Co. Ltd.	400	4,334
Kose Corp.	200	20,046
Koshidaka Holdings Co. Ltd.	1,800	14,641
Kotobuki Spirits Co. Ltd.	100	7,521
KPP Group Holdings Co. Ltd.	2,100	8,565
K's Holdings Corp.	5,300	45,667
Kubota Corp.	4,700	64,620
Kumagai Gumi Co. Ltd.	900	19,286
Kumiai Chemical Industry Co. Ltd.	2,900	18,555
Kurabo Industries Ltd.	200	3,150
Kuraray Co. Ltd.(1)	7,000	66,034
Kureha Corp.	500	28,693
Kurita Water Industries Ltd.	1,800	73,563
Kusuri no Aoki Holdings Co. Ltd.	400	19,836
KYB Corp.	900	28,400
Kyocera Corp.	1,900	107,787
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	4,561
Kyokuyo Co. Ltd.(1)	200	5,095
Kyowa Kirin Co. Ltd.	1,500	28,872
Kyudenko Corp.	700	18,509

Kyushu Electric Power Co., Inc.	11,100	69,625
Kyushu Financial Group, Inc.	2,500	9,339
Kyushu Railway Co.	1,100	23,528
Lasertec Corp.	300	47,104
Lawson, Inc.	1,100	47,984
LEC, Inc.	400	2,294
Lintec Corp.	500	7,834
Lion Corp.	2,400	23,160
LITALICO, Inc.	500	8,503
Lixil Corp.	4,200	54,039
M&A Capital Partners Co. Ltd.(2)	100	2,189
M3, Inc.	3,100	68,808
Mabuchi Motor Co. Ltd.	600	16,249
Makino Milling Machine Co. Ltd.	600	22,721
Makita Corp.	800	21,629
Mani, Inc.	200	2,345
MarkLines Co. Ltd.	400	6,757
Marubeni Corp.	12,600	179,566
Marudai Food Co. Ltd.	200	2,083
Maruha Nichiro Corp.	1,300	22,783
Marui Group Co. Ltd.	3,500	58,622
Maruichi Steel Tube Ltd.	600	13,178
MARUKA FURUSATO Corp.	500	8,386
Marusan Securities Co. Ltd.	1,100	3,130
Maruwa Co. Ltd.	300	41,594
Maruzen Showa Unyu Co. Ltd.	200	5,156
Matsui Securities Co. Ltd.	1,500	8,292
MatsukiyoCocokara & Co.	600	32,118
Maxell Ltd.	1,400	14,447
Mazda Motor Corp.	16,100	136,582
McDonald's Holdings Co. Japan Ltd.	700	28,792
MCJ Co. Ltd.	2,900	19,625
Mebuki Financial Group, Inc.	20,300	47,688
Media Do Co. Ltd.	200	1,928
Medipal Holdings Corp.	3,000	47,259
MedPeer, Inc.(1)(2)	200	1,595
Megmilk Snow Brand Co. Ltd.	1,500	20,028
Meidensha Corp.	1,100	14,620
MEIJI Holdings Co. Ltd.	4,400	98,734
Meiko Electronics Co. Ltd.(1)	400	6,999
Meitec Corp.	1,500	24,917
Menicon Co. Ltd.	1,100	19,796
Mercari, Inc.(1)(2)	600	12,240
Micronics Japan Co. Ltd.	1,300	16,423
Milbon Co. Ltd.	100	3,295
Mimasu Semiconductor Industry Co. Ltd.(1)	600	12,834
MINEBEA MITSUMI, Inc.	6,400	123,021
MIRAIT ONE Corp.	2,300	28,680
Mirarth Holdings, Inc.	1,500	4,482
Miroku Jyoho Service Co. Ltd.	200	2,151
MISUMI Group, Inc.	2,600	56,517
Mitsuba Corp.	200	976
Mitsubishi Chemical Group Corp.	19,600	109,856
Mitsubishi Corp.	11,500	459,770
Mitsubishi Electric Corp.	11,800	153,595

Mitsubishi Estate Co. Ltd.	6,200	71,001
Mitsubishi Gas Chemical Co., Inc.	2,300	32,057
Mitsubishi HC Capital, Inc.	16,930	91,837
Mitsubishi Heavy Industries Ltd.	5,500	231,832
Mitsubishi Logisnext Co. Ltd.	400	3,276
Mitsubishi Logistics Corp.	1,000	24,357
Mitsubishi Materials Corp.	1,800	29,947
Mitsubishi Motors Corp.	5,700	18,675
Mitsubishi Research Institute, Inc.	400	14,676
Mitsubishi Shokuhin Co. Ltd.	400	10,345
Mitsubishi UFJ Financial Group, Inc., ADR	57,383	379,302
Mitsuboshi Belting Ltd.	1,000	28,188
Mitsui & Co. Ltd.	14,700	463,197
Mitsui Chemicals, Inc.	3,900	98,304
Mitsui DM Sugar Holdings Co. Ltd.	100	1,822
Mitsui Fudosan Co. Ltd.	5,800	110,591
Mitsui High-Tec, Inc.	300	19,912
Mitsui Matsushima Holdings Co. Ltd.(1)	500	9,629
Mitsui Mining & Smelting Co. Ltd.	1,800	39,410
Mitsui OSK Lines Ltd.(1)	4,100	93,243
Mitsui-Soko Holdings Co. Ltd.	1,000	24,050
Mitsuuroko Group Holdings Co. Ltd.	400	3,724
Miura Co. Ltd.	1,300	34,468
Mixi, Inc.	300	5,865
Miyazaki Bank Ltd.	300	4,835
Mizuho Financial Group, Inc., ADR(1)	95,570	279,064
Mizuho Leasing Co. Ltd.	800	23,961
Mizuho Medy Co. Ltd.(1)	300	4,505
Mizuno Corp.	400	10,123
Mochida Pharmaceutical Co. Ltd.	100	2,361
Modec, Inc.(2)	900	8,446
Monex Group, Inc.	3,700	12,751
Monogatari Corp.	1,200	26,867
MonotaRO Co. Ltd.	2,100	29,119
Morinaga & Co. Ltd.	700	22,272
Morinaga Milk Industry Co. Ltd.	1,000	35,593
Moriroku Holdings Co. Ltd.	400	5,496
Morita Holdings Corp.	600	6,204
MOS Food Services, Inc.	800	17,756
MrMax Holdings Ltd.	400	1,703
MS&AD Insurance Group Holdings, Inc.	5,400	185,037
m-up Holdings, Inc.	900	7,084
Murata Manufacturing Co. Ltd.	4,400	257,163
Musashi Seimitsu Industry Co. Ltd.	700	8,454
Musashino Bank Ltd.	400	6,246
Nabtesco Corp.	2,200	48,905
Nachi-Fujikoshi Corp.	500	13,558
Nagase & Co. Ltd.	1,100	17,892
Nagoya Railroad Co. Ltd.	1,500	24,269
Nakanishi, Inc.	1,100	23,185
Nankai Electric Railway Co. Ltd.	1,100	24,876
Nanto Bank Ltd.	500	8,473
NEC Corp.	3,300	154,871
Nexon Co. Ltd.	1,200	24,456
NGK Insulators Ltd.	5,200	62,659

NH Foods Ltd.	1,500	40,876
NHK Spring Co. Ltd.	4,400	29,762
Nichias Corp.	1,500	28,335
Nichicon Corp.	1,400	13,215
Nichiha Corp.	1,300	26,527
Nichirei Corp.	2,700	57,877
Nichireki Co. Ltd.	100	1,204
Nidec Corp.	1,423	70,517
Nifco, Inc.	1,200	32,031
Nihon Dempa Kogyo Co. Ltd.(1)	1,000	9,700
Nihon Flush Co. Ltd.	400	2,861
Nihon M&A Center Holdings, Inc.	3,600	25,168
Nihon Parkerizing Co. Ltd.	2,300	16,824
Nihon Plast Co. Ltd.	200	605
Nikkon Holdings Co. Ltd.	1,400	26,302
Nikon Corp.	3,800	42,098
Nintendo Co. Ltd.	6,600	280,262
Nippn Corp.	1,400	17,751
Nippon Carbon Co. Ltd.(1)	400	12,460
Nippon Chemi-Con Corp.(2)	500	4,365
Nippon Coke & Engineering Co. Ltd.	7,500	5,111
Nippon Denko Co. Ltd.(1)	2,400	4,539
Nippon Densetsu Kogyo Co. Ltd.	2,100	27,662
Nippon Electric Glass Co. Ltd.	1,600	29,076
NIPPON EXPRESS HOLDINGS, Inc.	1,800	100,926
Nippon Gas Co. Ltd.(1)	600	8,314
Nippon Kayaku Co. Ltd.	2,500	20,908
Nippon Koei Co. Ltd.	600	15,945
Nippon Light Metal Holdings Co. Ltd.	1,160	11,121
Nippon Paint Holdings Co. Ltd.	2,500	19,144
Nippon Paper Industries Co. Ltd.(2)	3,100	25,497
Nippon Parking Development Co. Ltd.	3,300	5,511
Nippon Pillar Packing Co. Ltd.	600	17,515
Nippon Road Co. Ltd.	200	11,953
Nippon Sanso Holdings Corp.	1,100	22,495
Nippon Seiki Co. Ltd.	400	2,462
Nippon Sheet Glass Co. Ltd.(2)	3,200	13,450
Nippon Shinyaku Co. Ltd.	500	22,938
Nippon Shokubai Co. Ltd.	800	29,484
Nippon Signal Company Ltd.	100	744
Nippon Soda Co. Ltd.	700	23,056
Nippon Steel Corp.	11,200	218,057
Nippon Telegraph & Telephone Corp.	9,400	267,061
Nippon Television Holdings, Inc.	800	7,251
Nippon Thompson Co. Ltd.	2,500	9,899
Nippon Yakin Kogyo Co. Ltd.	200	5,647
Nippon Yusen KK(1)	8,400	178,767
Nipro Corp.	5,600	39,796
Nishimatsu Construction Co. Ltd.(1)	300	7,204
Nishimatsuya Chain Co. Ltd.	800	9,538
Nishi-Nippon Financial Holdings, Inc.	3,400	25,908
Nishi-Nippon Railroad Co. Ltd.	1,400	23,805
Nishio Holdings Co. Ltd.	800	18,276
Nissan Chemical Corp.	1,100	47,718
Nissan Motor Co. Ltd.	23,000	85,660

Nissan Shatai Co. Ltd.	1,400	8,313
Nissha Co. Ltd.	700	7,901
Nisshin Oillio Group Ltd.	300	7,093
Nisshin Seifun Group, Inc.	1,800	22,585
Nisshinbo Holdings, Inc.	3,200	23,512
Nissin Foods Holdings Co. Ltd.	300	25,599
Nissui Corp.	8,300	37,254
Niterra Co. Ltd.	2,100	38,792
Nitori Holdings Co. Ltd.	600	73,105
Nittetsu Mining Co. Ltd.	400	10,471
Nitto Denko Corp.	2,000	142,211
Nitto Kogyo Corp.	400	9,712
Nittoc Construction Co. Ltd.	200	1,387
Noevir Holdings Co. Ltd.	100	3,733
NOF Corp.	600	25,508
Nohmi Bosai Ltd.	800	9,994
Nojima Corp.	2,400	23,274
NOK Corp.	1,200	15,877
Nomura Co. Ltd.	3,200	21,346
Nomura Micro Science Co. Ltd.	200	8,800
Noritake Co. Ltd.	100	3,505
Noritz Corp.(1)	1,900	23,742
North Pacific Bank Ltd.	8,100	14,897
NS Solutions Corp.	200	5,788
NS United Kaiun Kaisha Ltd.(1)	400	9,450
NSD Co. Ltd.	1,500	29,052
NSK Ltd.	4,700	28,411
NTN Corp.	4,600	9,108
NTT Data Corp.	6,600	94,347
Obayashi Corp.	14,900	119,907
Obic Co. Ltd.	100	16,176
Odakyu Electric Railway Co. Ltd.	700	10,191
Ogaki Kyoritsu Bank Ltd.	400	5,108
Oiles Corp.	400	5,357
Oisix ra daichi, Inc.(1)(2)	300	4,832
Oji Holdings Corp.	15,300	58,878
Okamoto Machine Tool Works Ltd.	200	7,905
Okamura Corp.	1,600	19,700
Okasan Securities Group, Inc.	4,600	14,393
Oki Electric Industry Co. Ltd.	1,000	5,724
Okinawa Cellular Telephone Co.	600	12,491
Okinawa Electric Power Co., Inc.(2)	915	7,661
Okinawa Financial Group, Inc.	400	6,077
OKUMA Corp.	400	19,096
Okumura Corp.	500	13,724
Okura Industrial Co. Ltd.	400	5,734
Okuwa Co. Ltd.	100	610
Olympus Corp.	9,000	136,299
Omron Corp.	700	42,183
Ono Pharmaceutical Co. Ltd.	3,200	59,837
Onward Holdings Co. Ltd.	1,000	2,663
Open House Group Co. Ltd.	600	23,010
Optim Corp.(2)	200	1,497
Oracle Corp. Japan(1)	400	30,603
Orient Corp.	1,540	11,666

Oriental Land Co. Ltd.	2,500	93,632
Oriental Shiraishi Corp.	9,700	20,500
ORIX Corp., ADR	2,513	212,097
Osaka Gas Co. Ltd.	800	12,683
Osaka Organic Chemical Industry Ltd.	200	3,460
Osaka Soda Co. Ltd.	600	17,331
OSAKA Titanium Technologies Co. Ltd.	1,400	29,609
OSG Corp.(1)	1,800	24,606
Otsuka Corp.	700	26,364
Otsuka Holdings Co. Ltd.	2,100	77,914
Outsourcing, Inc.	1,100	9,700
Pacific Industrial Co. Ltd.	2,500	20,799
Pack Corp.	100	2,103
PALTAC Corp.	200	7,038
Pan Pacific International Holdings Corp.	4,300	73,293
Panasonic Holdings Corp.	18,800	196,360
Paramount Bed Holdings Co. Ltd.	1,200	19,895
Park24 Co. Ltd.(2)	1,700	25,343
Pasona Group, Inc.(1)	800	9,947
Pegasus Co. Ltd.	1,200	4,598
Penta-Ocean Construction Co. Ltd.	4,700	23,692
Persol Holdings Co. Ltd.	3,300	62,228
Pigeon Corp.	1,600	22,725
Pilot Corp.	700	21,918
Piolax, Inc.	700	9,554
Pola Orbis Holdings, Inc.	300	4,059
Pole To Win Holdings, Inc.	100	660
Premium Group Co. Ltd.	600	6,452
Press Kogyo Co. Ltd.	2,300	9,186
Prestige International, Inc.	2,200	9,652
Prima Meat Packers Ltd.	500	7,746
Quick Co. Ltd.	600	8,398
Raccoon Holdings, Inc.(1)	300	1,536
Raito Kogyo Co. Ltd.	1,300	17,886
Raiznext Corp.	700	6,744
Rakus Co. Ltd.	400	6,414
Rakuten Group, Inc.	11,100	45,774
Rasa Industries Ltd.	500	7,180
Recruit Holdings Co. Ltd.	8,400	256,975
Relia, Inc.	500	5,243
Relo Group, Inc.	2,000	28,078
Renesas Electronics Corp.(2)	5,700	92,256
Rengo Co. Ltd.	7,000	41,585
Resona Holdings, Inc.	27,684	125,581
Resonac Holdings Corp.	3,600	54,914
Resorttrust, Inc.	2,100	30,624
Restar Holdings Corp.	500	8,184
Retail Partners Co. Ltd.	500	5,566
Ricoh Co. Ltd.	7,400	61,732
Ricoh Leasing Co. Ltd.	400	10,922
Riken Keiki Co. Ltd.	400	13,616
Riken Vitamin Co. Ltd.	500	7,084
Rinnai Corp.	900	19,087
Riso Kyoiku Co. Ltd.	1,600	3,453
Rohm Co. Ltd.	1,000	84,391

Rohto Pharmaceutical Co. Ltd.	3,800	80,966
Roland DG Corp.	300	7,006
Rorze Corp.	100	7,884
Round One Corp.	8,500	39,266
RS Technologies Co. Ltd.	400	8,983
Ryobi Ltd.	1,200	13,237
Ryohin Keikaku Co. Ltd.	2,100	20,585
Ryosan Co. Ltd.	200	5,460
S Foods, Inc.	200	4,400
Sakai Chemical Industry Co. Ltd.	800	10,154
Sakai Moving Service Co. Ltd.	100	3,238
Sakata INX Corp.	900	7,340
Sala Corp.	2,000	10,394
San-A Co. Ltd.	100	3,233
San-Ai Obbli Co. Ltd.	2,000	19,933
Sangetsu Corp.	1,100	19,440
San-In Godo Bank Ltd.	3,800	20,717
Sanki Engineering Co. Ltd.	700	7,271
Sankyo Co. Ltd.	800	32,227
Sankyu, Inc.	1,600	54,075
Sanoh Industrial Co. Ltd.	100	506
Sansan, Inc.(2)	700	8,561
Santen Pharmaceutical Co. Ltd.	8,300	75,520
Sanwa Holdings Corp.	5,400	62,798
Sanyo Chemical Industries Ltd.	100	2,880
Sanyo Denki Co. Ltd.	200	10,507
Sanyo Special Steel Co. Ltd.	800	14,397
Sapporo Holdings Ltd.	1,700	45,626
Sato Holdings Corp.	500	6,709
Sawai Group Holdings Co. Ltd.	500	11,864
SB Technology Corp.	200	3,451
SBI Holdings, Inc.	2,800	52,343
SBI Shinsei Bank Ltd.(1)	1,000	20,109
SBS Holdings, Inc.	1,000	21,666
SCREEN Holdings Co. Ltd.	1,000	104,290
Scroll Corp.	1,200	7,569
SCSK Corp.	1,800	28,467
Secom Co. Ltd.	1,500	98,237
Sega Sammy Holdings, Inc.	1,700	33,006
Seibu Holdings, Inc.	2,600	27,134
Seikagaku Corp.	700	3,746
Seikitokyu Kogyo Co. Ltd.	200	1,828
Seiko Epson Corp.	6,500	98,574
Seiko Group Corp.	900	16,958
Seino Holdings Co. Ltd.	2,500	28,334
Seiren Co. Ltd.(1)	400	6,327
Sekisui Chemical Co. Ltd.	6,400	88,213
Sekisui House Ltd.	2,500	48,792
Sekisui Jushi Corp.	100	1,437
Senko Group Holdings Co. Ltd.	4,000	26,372
Senshu Electric Co. Ltd.	400	9,032
Senshu Ikeda Holdings, Inc.	7,300	11,761
Septeni Holdings Co. Ltd.	1,000	2,715
Seria Co. Ltd.	1,100	17,877
Seven & i Holdings Co. Ltd.	5,700	238,615

Seven Bank Ltd.	14,000	27,407
SG Holdings Co. Ltd.	3,800	55,748
Sharp Corp.(1)(2)	3,900	22,344
Shibaura Mechatronics Corp.	200	24,857
Shibuya Corp.	100	1,779
SHIFT, Inc.(2)	100	17,486
Shiga Bank Ltd.	600	11,657
Shikoku Bank Ltd.	200	1,188
Shikoku Electric Power Co., Inc.	900	6,218
Shikoku Kasei Holdings Corp.	100	1,036
Shimadzu Corp.	1,100	34,018
Shimamura Co. Ltd.	400	36,161
Shimano, Inc.	600	94,052
Shimizu Corp.	12,800	77,519
Shin Nippon Biomedical Laboratories Ltd.(1)	600	10,028
Shin-Etsu Chemical Co. Ltd.	16,000	492,581
Shin-Etsu Polymer Co. Ltd.	200	1,968
Shinko Electric Industries Co. Ltd.	1,000	35,515
Shinmaywa Industries Ltd.	1,900	16,714
Shionogi & Co. Ltd.	1,100	49,419
Ship Healthcare Holdings, Inc.(1)	1,000	16,995
Shiseido Co. Ltd.	2,000	90,823
Shizuoka Financial Group, Inc.	4,700	34,525
SHO-BOND Holdings Co. Ltd.	500	20,114
Shoei Co. Ltd.	1,600	29,907
Showa Sangyo Co. Ltd.	200	3,701
SIGMAXYZ Holdings, Inc.	900	7,031
Siix Corp.	300	3,079
Sinanen Holdings Co. Ltd.	200	5,209
Sinfonia Technology Co. Ltd.	300	3,481
Sinko Industries Ltd.	200	2,879
Sintokogio Ltd.	200	1,522
SKY Perfect JSAT Holdings, Inc.	5,600	20,895
Skylark Holdings Co. Ltd.(1)	2,200	29,074
SMC Corp.	153	82,029
SMS Co. Ltd.	1,300	26,986
Snow Peak, Inc.	400	5,374
Sodick Co. Ltd.	2,100	10,536
Softbank Corp.	16,500	175,828
SoftBank Group Corp.	3,600	141,653
Sohgo Security Services Co. Ltd.	1,700	47,905
Sojitz Corp.	5,940	118,766
Solasto Corp.	100	426
Sompo Holdings, Inc.	5,000	203,261
Sony Group Corp., ADR	7,141	669,112
Sotetsu Holdings, Inc.	1,300	23,792
Sparx Group Co. Ltd.	420	4,180
S-Pool, Inc.(1)	1,600	6,590
Square Enix Holdings Co. Ltd.	1,100	49,266
Stanley Electric Co. Ltd.	1,700	34,201
Star Micronics Co. Ltd.	2,100	27,185
Starts Corp., Inc.	1,000	19,419
Starzen Co. Ltd.	200	3,233
Stella Chemifa Corp.	200	4,348
Strike Co. Ltd.	400	9,892

Subaru Corp.	10,800	185,244
Sugi Holdings Co. Ltd.	600	24,900
SUMCO Corp.	8,800	125,262
Sumida Corp.	1,500	14,312
Sumitomo Bakelite Co. Ltd.	500	19,626
Sumitomo Chemical Co. Ltd.	26,800	79,803
Sumitomo Corp.	13,900	262,339
Sumitomo Densetsu Co. Ltd.	900	17,797
Sumitomo Electric Industries Ltd.	5,600	66,289
Sumitomo Forestry Co. Ltd.	1,100	24,770
Sumitomo Heavy Industries Ltd.	2,500	55,502
Sumitomo Metal Mining Co. Ltd.	1,800	54,571
Sumitomo Mitsui Construction Co. Ltd.	6,400	16,072
Sumitomo Mitsui Financial Group, Inc., ADR(1)	51,364	413,994
Sumitomo Mitsui Trust Holdings, Inc.	4,200	147,984
Sumitomo Osaka Cement Co. Ltd.	1,000	24,825
Sumitomo Pharma Co. Ltd.	800	3,654
Sumitomo Realty & Development Co. Ltd.	4,200	101,292
Sumitomo Rubber Industries Ltd.	3,200	28,212
Sumitomo Seika Chemicals Co. Ltd.	200	5,828
Sumitomo Warehouse Co. Ltd.(1)	1,300	20,441
Sun Frontier Fudousan Co. Ltd.	1,500	14,166
Sundrug Co. Ltd.	1,900	54,046
Suntory Beverage & Food Ltd.	2,000	73,563
Suruga Bank Ltd.	2,600	9,587
Suzuken Co. Ltd.	1,000	25,084
Suzuki Motor Corp.	2,400	79,029
SWCC Corp.	1,100	14,726
SymBio Pharmaceuticals Ltd.(1)(2)	1,000	3,090
Sysmex Corp.	1,200	78,538
Systena Corp.	2,000	4,336
Syuppin Co. Ltd.(1)	600	4,158
T Hasegawa Co. Ltd.	200	4,315
T&D Holdings, Inc.	4,700	63,821
Tachibana Eletech Co. Ltd.	1,400	21,392
Tachi-S Co. Ltd.	1,000	10,111
Tadano Ltd.	2,200	16,137
Taihei Dengyo Kaisha Ltd.	500	14,323
Taiheiyo Cement Corp.	3,200	54,361
Taikisha Ltd.	1,000	25,882
Taisei Corp.	4,000	127,102
Taisho Pharmaceutical Holdings Co. Ltd.	400	14,899
Taiyo Holdings Co. Ltd.	600	10,969
Taiyo Yuden Co. Ltd.	1,800	55,890
Takamatsu Construction Group Co. Ltd.	100	1,653
Takara Bio, Inc.	1,000	11,661
Takara Standard Co. Ltd.	1,200	14,704
Takasago International Corp.	400	7,218
Takasago Thermal Engineering Co. Ltd.	1,500	25,036
Takashimaya Co. Ltd.	1,900	25,521
Takeda Pharmaceutical Co. Ltd., ADR(1)	11,069	175,333
Takuma Co. Ltd.	500	5,090
Tama Home Co. Ltd.(1)	500	12,485
Tanseisha Co. Ltd.	800	4,559
Tatsuta Electric Wire & Cable Co. Ltd.(2)	200	1,029

TBS Holdings, Inc.	600	9,749
TDK Corp.	6,300	240,341
TechMatrix Corp.	400	5,258
TechnoPro Holdings, Inc.(1)	1,500	32,500
Teijin Ltd.	5,000	46,194
Teikoku Electric Manufacturing Co. Ltd.	400	6,423
Teikoku Sen-I Co. Ltd.	200	2,288
Terumo Corp.	1,900	57,802
T-Gaia Corp.	100	1,184
THK Co. Ltd.	2,000	42,101
TIS, Inc.	2,400	67,165
TKC Corp.	600	16,073
Toa Corp.	300	6,589
Toagosei Co. Ltd.	1,300	11,174
Tobu Railway Co. Ltd.	4,000	104,637
Tocalo Co. Ltd.	1,600	15,457
Toda Corp.	4,500	24,898
Toho Bank Ltd.	3,300	5,271
Toho Co. Ltd.	700	27,530
Toho Gas Co. Ltd.	100	1,749
Toho Holdings Co. Ltd.	1,300	23,739
Toho Titanium Co. Ltd.(1)	600	8,170
Toho Zinc Co. Ltd.	200	2,387
Tohoku Electric Power Co., Inc.(2)	7,900	47,373
Tokai Carbon Co. Ltd.	4,300	35,536
Tokai Corp.	200	2,656
TOKAI Holdings Corp.	2,800	17,463
Tokai Rika Co. Ltd.	500	6,777
Tokai Tokyo Financial Holdings, Inc.	4,500	11,287
Token Corp.	100	5,199
Tokio Marine Holdings, Inc.	14,400	322,370
Tokushu Tokai Paper Co. Ltd.	100	2,202
Tokuyama Corp.	2,300	35,484
Tokyo Century Corp.	1,100	38,643
Tokyo Electric Power Co. Holdings, Inc.(2)	30,700	106,013
Tokyo Electron Device Ltd.	200	14,370
Tokyo Electron Ltd.	4,000	544,022
Tokyo Gas Co. Ltd.	3,300	70,306
Tokyo Kiraboshi Financial Group, Inc.	1,100	23,473
Tokyo Ohka Kogyo Co. Ltd.	500	29,595
Tokyo Seimitsu Co. Ltd.	1,000	43,369
Tokyo Steel Manufacturing Co. Ltd.	1,600	15,667
Tokyo Tatemono Co. Ltd.	4,700	57,893
Tokyotokeiba Co. Ltd.	400	11,399
Tokyu Construction Co. Ltd.	2,800	13,963
Tokyu Corp.	4,700	60,697
Tokyu Fudosan Holdings Corp.	5,600	29,840
TOMONY Holdings, Inc.	5,200	13,357
Tomy Co. Ltd.	2,800	33,078
Topcon Corp.	2,400	33,321
Toppan, Inc.	3,700	79,041
Topre Corp.	1,100	11,064
Toray Industries, Inc.	23,200	122,380
Toridoll Holdings Corp.	1,300	27,586
Torii Pharmaceutical Co. Ltd.	100	2,421

Tosei Corp.	500	5,971
Toshiba Corp.	2,300	74,195
Toshiba TEC Corp.	400	11,689
Tosoh Corp.	6,900	79,267
Totech Corp.	600	17,510
Totetsu Kogyo Co. Ltd.	300	5,451
TOTO Ltd.	1,100	33,313
Towa Bank Ltd.	200	732
Towa Corp.	500	8,747
Towa Pharmaceutical Co. Ltd.	600	7,556
Toyo Construction Co. Ltd.	2,000	14,113
Toyo Engineering Corp.(2)	1,000	3,757
Toyo Gosei Co. Ltd.	100	6,267
Toyo Ink SC Holdings Co. Ltd.	200	3,067
Toyo Kanetsu KK	200	4,857
Toyo Seikan Group Holdings Ltd.	3,300	49,951
Toyo Suisan Kaisha Ltd.	700	30,634
Toyo Tanso Co. Ltd.	400	14,416
Toyo Tire Corp.	2,100	25,474
Toyobo Co. Ltd.	3,000	21,344
Toyoda Gosei Co. Ltd.	2,300	37,766
Toyota Boshoku Corp.	1,500	24,411
Toyota Industries Corp.	1,200	73,999
Toyota Motor Corp., ADR	5,911	804,664
Toyota Tsusho Corp.	3,200	140,560
TPR Co. Ltd.	200	2,022
Trancom Co. Ltd.	300	14,206
Transcosmos, Inc.	1,000	23,559
TRE Holdings Corp.	868	6,680
Trend Micro, Inc.	2,100	99,864
Trusco Nakayama Corp.	900	13,551
TS Tech Co. Ltd.	1,300	16,183
Tsubakimoto Chain Co.	400	9,449
Tsuburaya Fields Holdings, Inc.(1)	1,200	18,744
Tsugami Corp.	1,800	16,819
Tsukishima Holdings Co. Ltd.	500	4,079
Tsumura & Co.	600	11,888
Tsuruha Holdings, Inc.	1,000	69,067
TV Asahi Holdings Corp.	400	4,338
UACJ Corp.	500	9,149
UBE Corp.	2,900	46,822
Uchida Yoko Co. Ltd.	200	7,251
Ulvac, Inc.	1,500	60,797
Unicharm Corp.	1,500	56,967
Unipres Corp.	1,100	7,719
United Arrows Ltd.	1,200	20,298
United Super Markets Holdings, Inc.	900	6,997
Universal Entertainment Corp.(2)	100	1,698
Usen-Next Holdings Co. Ltd.	500	11,642
Ushio, Inc.	1,200	16,284
USS Co. Ltd.	2,300	37,376
UT Group Co. Ltd.(2)	200	3,937
V Technology Co. Ltd.	200	3,694
Valor Holdings Co. Ltd.	1,200	16,385
Valqua Ltd.	400	10,015

ValueCommerce Co. Ltd.	200	2,008
Vector, Inc.	600	5,632
Visional, Inc.(1)(2)	300	15,334
Vital KSK Holdings, Inc.	400	2,580
VT Holdings Co. Ltd.	1,600	5,769
Wacoal Holdings Corp.	800	16,456
Wacom Co. Ltd.	1,800	9,059
Wakita & Co. Ltd.	600	5,599
Warabeya Nichiyo Holdings Co. Ltd.	1,200	19,290
Welcia Holdings Co. Ltd.	400	8,448
West Holdings Corp.	300	6,094
West Japan Railway Co.	700	29,317
W-Scope Corp.(1)(2)	1,400	10,359
Xebio Holdings Co. Ltd.	800	6,398
Yahagi Construction Co. Ltd.	400	3,089
Yakult Honsha Co. Ltd.	700	45,472
YAKUODO Holdings Co. Ltd.	200	3,580
YAMABIKO Corp.	500	5,078
Yamada Holdings Co. Ltd.	19,200	56,892
Yamae Group Holdings Co. Ltd.	1,200	21,017
Yamaguchi Financial Group, Inc.	6,600	43,040
Yamaha Corp.	500	19,779
Yamaha Motor Co. Ltd.	4,100	100,870
Yamaichi Electronics Co. Ltd.	1,000	14,855
YA-MAN Ltd.	600	4,922
Yamanashi Chuo Bank Ltd.	1,000	8,036
Yamato Holdings Co. Ltd.	4,500	82,319
Yamato Kogyo Co. Ltd.	200	7,828
Yamazaki Baking Co. Ltd.	3,000	43,302
Yamazen Corp.	1,900	13,855
Yaoko Co. Ltd.	500	24,837
Yaskawa Electric Corp.	1,800	75,886
Yellow Hat Ltd.	500	6,558
Yodogawa Steel Works Ltd.	200	4,201
Yokogawa Bridge Holdings Corp.	1,300	20,841
Yokogawa Electric Corp.	3,600	67,788
Yokohama Rubber Co. Ltd.(1)	2,700	56,673
Yokorei Co. Ltd.	700	5,444
Yonex Co. Ltd.	2,000	18,974
Yotai Refractories Co. Ltd.	200	1,954
Yuasa Trading Co. Ltd.	800	24,035
Z Holdings Corp.	25,100	62,384
Zenkoku Hosho Co. Ltd.	1,400	50,016
Zenrin Co. Ltd.	600	3,720
Zensho Holdings Co. Ltd.(1)	1,100	44,814
Zeon Corp.	2,700	27,921
ZERIA Pharmaceutical Co. Ltd.	700	11,745
ZOZO, Inc.	1,400	28,498
Zuken, Inc.	800	19,982
		39,437,833
Netherlands — 3.8%
Aalberts NV	2,661	112,627
ABN AMRO Bank NV, CVA	13,547	197,917
Adyen NV(2)	290	474,974
Aegon NV, NY Shares(1)	48,959	211,992

AerCap Holdings NV(2)	3,884	221,699
Akzo Nobel NV	1,179	88,871
AMG Critical Materials NV	1,241	56,043
Arcadis NV	924	37,572
ASM International NV	411	178,823
ASML Holding NV, NY Shares	2,466	1,782,745
ASR Nederland NV(1)	6,067	258,556
B&S Group Sarl	176	697
Basic-Fit NV(1)(2)	1,772	67,871
BE Semiconductor Industries NV	2,654	293,454
Brunel International NV(1)	841	10,390
Coca-Cola Europacific Partners PLC	1,661	103,630
Constellium SE(2)	1,297	19,325
DSM-Firmenich AG(2)	1,458	162,142
Flow Traders Ltd.	1,075	24,850
ForFarmers NV	632	1,911
Fugro NV(2)	3,473	49,977
Heijmans NV, CVA	538	5,816
Heineken Holding NV(1)	291	24,766
Heineken NV	1,193	120,706
IMCD NV	405	61,049
ING Groep NV, ADR(1)	48,124	590,481
InPost SA(2)	2,851	30,842
JDE Peet's NV	810	23,539
Just Eat Takeaway.com NV(2)	2,714	41,047
Kendrion NV	46	882
Koninklijke Ahold Delhaize NV	21,207	672,312
Koninklijke BAM Groep NV	11,769	23,955
Koninklijke KPN NV	48,921	168,300
Koninklijke Philips NV, NY Shares(1)(2)	4,213	79,541
Koninklijke Vopak NV	3,006	105,655
Nedap NV	19	1,146
NN Group NV	2,969	107,113
OCI NV	4,456	98,904
Pharming Group NV(2)	26,094	31,807
Prosus NV(2)	3,705	244,176
Randstad NV	1,178	57,788
SBM Offshore NV	1,193	16,221
SIF Holding NV(1)(2)	255	3,753
Sligro Food Group NV	705	11,838
TKH Group NV, CVA(1)	995	49,484
Universal Music Group NV(1)	3,793	75,242
Van Lanschot Kempen NV	419	11,489
Wolters Kluwer NV(1)	797	91,037
		7,104,955
New Zealand — 0.3%
a2 Milk Co. Ltd.(2)	7,181	24,970
Air New Zealand Ltd.(2)	55,807	26,036
Arvida Group Ltd.	960	692
Auckland International Airport Ltd.(2)	7,581	40,519
Chorus Ltd.	10,602	52,232
Contact Energy Ltd.	10,221	48,361
EBOS Group Ltd.	1,070	27,079
Fisher & Paykel Healthcare Corp. Ltd.	3,211	44,843
Fletcher Building Ltd.	10,222	30,841

Genesis Energy Ltd.	11,169	18,433
Hallenstein Glasson Holdings Ltd.	237	871
Infratil Ltd.	5,254	31,635
KMD Brands Ltd.	10,227	6,713
Mercury NZ Ltd.	10,385	41,018
Meridian Energy Ltd.	2,645	8,445
NZX Ltd.	2,074	1,422
Oceania Healthcare Ltd.	10,328	5,215
Ryman Healthcare Ltd.(1)	6,317	24,105
Sanford Ltd.	585	1,461
Scales Corp. Ltd.	162	308
SKYCITY Entertainment Group Ltd.	17,623	23,335
Spark New Zealand Ltd.	19,153	59,447
Summerset Group Holdings Ltd.	3,170	17,407
Synlait Milk Ltd.(2)	167	156
		535,544
Norway — 0.7%
2020 Bulkers Ltd.(1)(2)	909	8,154
ABG Sundal Collier Holding ASA	7,195	3,666
Adevinta ASA(2)	508	3,555
Aker BP ASA	1,666	36,120
Aker Solutions ASA	3,184	10,442
Atea ASA(2)	1,108	14,716
Austevoll Seafood ASA(1)	1,103	8,765
Bakkafrost P	196	12,852
Bluenord ASA(1)(2)	674	23,307
Bonheur ASA	230	5,846
Borr Drilling Ltd.(2)	3,895	27,505
Borregaard ASA	682	11,346
Bouvet ASA	260	1,548
BW Energy Ltd.(2)	3,687	9,034
BW LPG Ltd.	2,550	21,820
BW Offshore Ltd.	5,561	12,879
DNB Bank ASA	5,954	99,741
DNO ASA(1)	23,076	20,585
Elmera Group ASA(1)	637	1,269
Entra ASA(1)	613	5,316
Equinor ASA, ADR(1)	7,211	182,655
Europris ASA	2,542	16,824
FLEX LNG Ltd.	624	18,739
Frontline PLC	1,369	19,344
Gjensidige Forsikring ASA	724	12,170
Golden Ocean Group Ltd.	2,772	19,782
Golden Ocean Group Ltd. (NASDAQ)	2,193	15,483
Gram Car Carriers ASA(2)	499	7,582
Hafnia Ltd.	4,260	20,163
Kongsberg Automotive ASA(2)	17,100	3,897
Kongsberg Gruppen ASA	668	26,774
Leroy Seafood Group ASA	2,204	9,874
Mowi ASA	3,327	57,130
MPC Container Ships ASA	6,362	11,968
Nordic Semiconductor ASA(2)	1,777	18,614
Norsk Hydro ASA	14,839	89,810
Norske Skog ASA(1)	1,236	4,570
Odfjell Drilling Ltd.(2)	3,213	7,501

Odfjell Technology Ltd.(1)	535	2,093
Orkla ASA	3,095	22,279
Panoro Energy ASA	3,234	7,362
Petronor E&P ASA(2)	2,060	136
PGS ASA(1)(2)	27,702	17,587
Protector Forsikring ASA	851	12,987
Salmar ASA(1)	304	13,413
Scatec ASA	1,755	11,747
Schibsted ASA, B Shares	1,800	32,486
Schibsted ASA, Class A	1,112	21,081
SpareBank 1 Nord Norge	1,780	14,589
Sparebank 1 Oestlandet	512	5,731
SpareBank 1 SMN	2,537	30,586
SpareBank 1 SR-Bank ASA	2,340	24,972
Sparebanken More	150	1,023
Sparebanken Vest	955	8,173
Stolt-Nielsen Ltd.	590	14,582
Storebrand ASA	5,321	38,478
Subsea 7 SA	4,737	48,017
Telenor ASA	4,840	49,769
TGS ASA	1,885	25,908
TOMRA Systems ASA(1)	1,138	18,102
Veidekke ASA	669	6,210
Wallenius Wilhelmsen ASA	2,050	12,053
Yara International ASA	1,561	58,333
		1,379,043
Portugal — 0.2%
Altri SGPS SA(1)	2,306	10,171
Banco Comercial Portugues SA, R Shares	177,737	39,155
Corticeira Amorim SGPS SA	399	4,196
CTT-Correios de Portugal SA	3,632	12,633
EDP - Energias de Portugal SA	15,833	77,343
EDP Renovaveis SA	787	15,649
Galp Energia SGPS SA	6,552	69,385
Greenvolt-Energias Renovaveis SA(1)(2)	221	1,442
Jeronimo Martins SGPS SA	2,058	49,734
Navigator Co. SA	2,179	7,177
NOS SGPS SA	4,490	16,581
REN - Redes Energeticas Nacionais SGPS SA	13,744	36,862
Sonae SGPS SA	23,224	22,407
		362,735
Singapore — 1.4%
AEM Holdings Ltd.(1)	4,100	10,908
Bumitama Agri Ltd.	8,900	3,548
Capitaland India Trust	34,500	27,043
Capitaland Investment Ltd.	38,800	94,958
City Developments Ltd.	8,400	41,915
ComfortDelGro Corp. Ltd.	73,100	59,435
DBS Group Holdings Ltd.	12,052	269,845
Far East Orchard Ltd.	3,900	2,967
First Resources Ltd.	18,900	21,079
Frencken Group Ltd.(1)	24,500	15,457
Fu Yu Corp. Ltd.	17,800	2,306
Geo Energy Resources Ltd.	28,300	5,027
Golden Agri-Resources Ltd.	230,700	45,154

Grab Holdings Ltd., Class A(2)	9,246	27,553
Haw Par Corp. Ltd.	2,700	18,438
Hong Fok Corp. Ltd.(1)	15,800	11,623
Hour Glass Ltd.	8,700	13,125
Hutchison Port Holdings Trust, U Shares	134,300	24,570
iFAST Corp. Ltd.(1)	2,000	6,609
Japfa Ltd.(1)	10,400	1,809
Jardine Cycle & Carriage Ltd.	2,500	59,757
Keppel Corp. Ltd.	41,100	191,656
Keppel Infrastructure Trust	46,100	16,539
Maxeon Solar Technologies Ltd.(2)	450	12,505
Netlink NBN Trust	19,400	12,407
Olam Group Ltd.	24,600	25,780
Oversea-Chinese Banking Corp. Ltd.	34,324	311,149
QAF Ltd.	5,200	3,136
Raffles Medical Group Ltd.	19,100	18,350
Riverstone Holdings Ltd.	13,900	6,252
Samudera Shipping Line Ltd.(1)	19,300	12,903
SATS Ltd.(2)	2,909	5,544
Sea Ltd., ADR(2)	1,405	80,661
Seatrium Ltd.(2)	784,394	71,271
Sembcorp Industries Ltd.	17,500	65,071
Sheng Siong Group Ltd.	14,600	17,484
Singapore Airlines Ltd.(1)	27,800	131,723
Singapore Exchange Ltd.	8,600	58,975
Singapore Post Ltd.	64,500	21,248
Singapore Technologies Engineering Ltd.	29,500	79,838
Singapore Telecommunications Ltd.	53,600	98,597
StarHub Ltd.	4,500	3,357
Straits Trading Co. Ltd.	6,700	9,804
TDCX, Inc., ADR(2)	627	5,436
UMS Holdings Ltd.(1)	13,400	10,503
United Overseas Bank Ltd.	11,000	227,269
UOL Group Ltd.	11,000	51,664
Venture Corp. Ltd.	2,600	29,169
Wilmar International Ltd.	22,300	64,494
Wing Tai Holdings Ltd.(1)	4,300	4,643
Yangzijiang Financial Holding Ltd.(1)	115,700	28,603
Yangzijiang Shipbuilding Holdings Ltd.	111,100	101,040
Yanlord Land Group Ltd.(2)	14,700	8,306
		2,548,503
Spain — 2.2%
Acciona SA	265	42,950
Acerinox SA	6,608	67,613
ACS Actividades de Construccion y Servicios SA	3,431	114,496
Aena SME SA	1,286	201,783
Almirall SA	2,037	17,932
Amadeus IT Group SA	2,870	205,966
Applus Services SA	1,497	14,363
Atresmedia Corp. de Medios de Comunicacion SA(1)	1,279	4,806
Banco Bilbao Vizcaya Argentaria SA, ADR(1)	76,539	499,034
Banco de Sabadell SA	126,665	125,803
Banco Santander SA, ADR	104,723	336,161
Bankinter SA	7,173	41,117
CaixaBank SA	26,387	96,981

Cellnex Telecom SA	2,384	96,613
CIE Automotive SA	454	12,993
Construcciones y Auxiliar de Ferrocarriles SA	289	9,229
Ebro Foods SA(1)	526	9,345
Enagas SA	6,086	116,289
Ence Energia y Celulosa SA(1)	5,002	15,496
Endesa SA	3,527	76,484
Ercros SA	5,101	18,079
Faes Farma SA(1)	4,777	16,925
Ferrovial SA (Madrid)	1,793	55,632
Fomento de Construcciones y Contratas SA	501	4,820
Gestamp Automocion SA	6,053	26,650
Global Dominion Access SA(1)	1,242	5,378
Grifols SA(2)	808	9,402
Grupo Catalana Occidente SA(1)	464	14,387
Iberdrola SA	49,847	608,723
Indra Sistemas SA(1)	2,489	30,576
Industria de Diseno Textil SA	7,582	253,661
Laboratorios Farmaceuticos Rovi SA	411	18,237
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(1)	10,253	9,715
Mapfre SA	11,653	22,944
Melia Hotels International SA(2)	3,071	19,560
Miquel y Costas & Miquel SA	78	969
Naturgy Energy Group SA	1,074	30,654
Neinor Homes SA(2)	1,125	10,806
Obrascon Huarte Lain SA(2)	23,193	11,159
Pharma Mar SA(1)	281	9,773
Prosegur Cash SA(1)	3,818	2,587
Prosegur Cia de Seguridad SA(1)	2,790	5,003
Red Electrica Corp. SA	7,071	119,912
Repsol SA	27,227	368,992
Sacyr SA(1)	12,087	36,283
Talgo SA (Madrid)(2)	324	1,077
Telefonica SA, ADR(1)	48,843	204,164
Unicaja Banco SA(1)	20,803	19,867
Vidrala SA	263	24,988
Viscofan SA	691	46,153
		4,112,530
Sweden — 3.2%
AAK AB	1,407	27,055
AddLife AB, B Shares	743	9,298
AddTech AB, B Shares	2,373	48,827
Africa Oil Corp.	8,100	17,304
Alfa Laval AB	2,028	73,062
Alimak Group AB	548	3,758
Alleima AB	1,053	4,322
Ambea AB	451	1,448
Annehem Fastigheter AB, B Shares(2)	151	248
Arise AB	907	3,943
Arjo AB, B Shares	2,424	9,461
Assa Abloy AB, Class B	4,174	92,825
Atlas Copco AB, A Shares	24,077	352,211
Atlas Copco AB, B Shares	13,990	176,679
Atrium Ljungberg AB, B Shares	902	14,685
Avanza Bank Holding AB(1)	3,707	76,975

Axfood AB	1,616	34,842
Beijer Alma AB	1,310	29,115
Beijer Ref AB	3,132	46,485
Better Collective A/S(2)	847	17,216
Bilia AB, A Shares	2,990	28,926
Billerud AB(1)	4,656	36,484
BioArctic AB(2)	99	2,922
BioGaia AB, B Shares	2,701	26,116
Biotage AB	900	11,695
Boliden AB	5,167	157,861
Bonava AB, B Shares(1)	3,717	6,227
Boozt AB(1)(2)	1,103	12,074
Bravida Holding AB	1,751	17,141
Bufab AB	1,081	35,256
Bure Equity AB	775	17,532
Byggmax Group AB(1)(2)	1,186	3,299
Castellum AB(1)	3,027	28,490
Catena AB	510	17,548
Catena Media PLC(2)	1,233	2,330
Cibus Nordic Real Estate AB	949	8,585
Cint Group AB(2)	1,828	1,662
Clas Ohlson AB, B Shares	1,811	12,078
Cloetta AB, B Shares	5,697	10,022
Coor Service Management Holding AB	784	3,715
Corem Property Group AB, B Shares(1)	6,921	3,875
Dios Fastigheter AB	2,413	13,921
Electrolux AB, B Shares	5,191	68,563
Electrolux Professional AB, B Shares	5,210	26,020
Elekta AB, B Shares	6,921	50,825
Embracer Group AB(1)(2)	4,233	9,773
Eolus Vind AB, B Shares(1)	472	3,229
Epiroc AB, A Shares	5,604	98,434
Epiroc AB, B Shares	3,348	50,689
EQT AB(1)	1,720	32,683
Essity AB, B Shares	4,347	115,762
Evolution AB	379	50,031
Fabege AB(1)	3,431	24,558
Fastighets AB Balder, B Shares(2)	6,059	20,451
Fingerprint Cards AB, B Shares(1)(2)	1,176	259
Fortnox AB	8,409	54,382
G5 Entertainment AB(1)	124	2,222
GARO AB	383	2,419
Getinge AB, B Shares	5,532	127,751
Granges AB	1,135	10,243
H & M Hennes & Mauritz AB, B Shares(1)	11,516	143,884
Hexagon AB, B Shares	10,709	124,410
Hexpol AB	5,532	56,337
HMS Networks AB	331	14,716
Hoist Finance AB(2)	1,730	4,100
Holmen AB, B Shares	924	35,017
Hufvudstaden AB, A Shares	1,835	21,993
Husqvarna AB, B Shares	5,584	41,398
Industrivarden AB, A Shares	1,066	28,736
Indutrade AB	2,435	57,485
Instalco AB	4,268	22,697

Intrum AB(1)	284	2,038
Investment AB Latour, B Shares	700	13,912
Inwido AB	1,443	12,823
JM AB	1,250	15,100
Kopparbergs Bryggeri AB, B Shares	454	5,487
Lifco AB, B Shares	1,571	33,291
Lime Technologies AB	93	2,402
Lindab International AB	778	12,371
Loomis AB(1)	2,766	76,349
Maha Energy AB(1)(2)	2,600	2,111
MEKO AB	513	5,066
Millicom International Cellular SA, SDR(2)	2,359	39,645
MIPS AB(1)	930	46,651
Modern Times Group MTG AB, B Shares(2)	3,856	24,458
Munters Group AB(1)	204	2,479
Mycronic AB	817	18,221
NCC AB, B Shares(1)	1,971	16,330
Neobo Fastigheter AB(1)(2)	1,126	807
Net Insight AB, B Shares(2)	15,211	7,116
New Wave Group AB, B Shares	885	14,936
Nibe Industrier AB, B Shares	5,336	51,062
Nobia AB(2)	1,165	1,572
Nolato AB, B Shares	2,030	10,049
Nordea Bank Abp	34,318	338,763
Nordic Waterproofing Holding AB	311	4,072
Nordnet AB publ	4,118	57,745
NP3 Fastigheter AB	89	1,430
Nyfosa AB	2,301	12,754
Orron Energy AB(2)	793	809
OX2 AB(2)	1,721	10,638
Pandox AB	1,852	19,063
Paradox Interactive AB	1,018	24,844
Peab AB, Class B	4,080	16,794
Platzer Fastigheter Holding AB, B Shares	531	3,746
Proact IT Group AB	345	2,473
RaySearch Laboratories AB(2)	89	595
Rejlers AB	199	2,715
Resurs Holding AB	5,291	9,456
Saab AB, B Shares	1,852	100,981
Sagax AB, B Shares	507	10,036
Samhallsbyggnadsbolaget i Norden AB(1)	11,270	3,634
Sandvik AB	9,149	161,291
Scandi Standard AB	2,398	11,147
Scandic Hotels Group AB(1)(2)	3,942	14,268
Sectra AB, B Shares(2)	2,920	49,659
Securitas AB, B Shares	1,774	13,110
Sinch AB(1)(2)	21,789	45,656
Skandinaviska Enskilda Banken AB, A Shares	17,240	180,973
Skanska AB, B Shares	5,643	74,558
SKF AB, B Shares	4,516	71,858
SkiStar AB	1,531	18,308
Solid Forsakring AB	189	1,153
Spotify Technology SA(2)	303	45,117
SSAB AB, A Shares	6,025	38,638
SSAB AB, B Shares	17,121	106,179

Stillfront Group AB(2)	2,051	3,757
Svenska Cellulosa AB SCA, B Shares	5,491	73,006
Svenska Handelsbanken AB, A Shares	18,830	149,080
Sweco AB, B Shares	1,505	17,091
Swedbank AB, A Shares	13,010	199,877
Swedish Orphan Biovitrum AB(2)	1,017	20,461
Tele2 AB, B Shares	5,757	52,387
Telefonaktiebolaget LM Ericsson, ADR(1)	25,223	130,151
Telia Co. AB	44,075	102,778
Tethys Oil AB(2)	1,621	447
Tethys Oil AB(1)	1,621	6,907
TF Bank AB(2)	201	2,563
Thule Group AB(1)	941	23,918
Transtema Group AB(2)	301	637
Trelleborg AB, B Shares	6,503	161,964
Troax Group AB	1,300	26,599
Truecaller AB, B Shares(1)(2)	1,245	3,902
Viaplay Group AB, B Shares(2)	422	8,282
Vitec Software Group AB, B Shares	386	19,356
Vitrolife AB	318	6,294
Volvo AB, A Shares	1,893	36,558
Volvo AB, B Shares	17,368	320,988
Volvo Car AB, Class B(2)	9,071	31,313
Wallenstam AB, B Shares(1)	4,902	15,728
Wihlborgs Fastigheter AB	4,412	31,626
		6,108,994
Switzerland — 8.5%
ABB Ltd., ADR	4,415	160,927
Accelleron Industries AG	2,202	53,427
Adecco Group AG	733	21,903
Alcon, Inc.	3,493	271,848
Allreal Holding AG	221	36,582
ALSO Holding AG	178	35,634
ams-OSRAM AG(2)	4,815	35,480
Arbonia AG	1,126	12,788
Aryzta AG(2)	6,736	10,774
Ascom Holding AG	361	3,795
Autoneum Holding AG(1)(2)	85	13,215
Bachem Holding AG, Class B(1)	180	18,955
Baloise Holding AG	1,039	159,733
Banque Cantonale Vaudoise(1)	839	84,636
Barry Callebaut AG	42	85,006
Basilea Pharmaceutica AG(2)	121	6,132
Belimo Holding AG	143	65,354
Bell Food Group AG	60	17,483
Bellevue Group AG	89	2,775
BKW AG	199	35,777
Bucher Industries AG	187	78,582
Burckhardt Compression Holding AG	135	82,787
Bystronic AG	14	9,523
Cembra Money Bank AG	784	58,717
Chocoladefabriken Lindt & Spruengli AG	1	121,016
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	8	95,867
Cie Financiere Richemont SA, Class A	5,365	854,191
Clariant AG(2)	3,245	46,777

Coltene Holding AG(2)	73	5,688
Comet Holding AG	138	37,593
COSMO Pharmaceuticals NV	51	2,671
Daetwyler Holding AG, Bearer Shares	76	18,699
DKSH Holding AG	1,033	74,482
dormakaba Holding AG	107	49,055
Dufry AG(1)(2)	1,630	73,874
EFG International AG(2)	2,307	22,393
Emmi AG	40	40,710
EMS-Chemie Holding AG	72	55,822
Flughafen Zurich AG	523	101,111
Forbo Holding AG	30	44,129
Fundamenta Real Estate AG(2)	318	5,617
Galenica AG	548	42,871
GAM Holding AG(1)(2)	1,797	1,120
Geberit AG	217	115,129
Georg Fischer AG	1,691	112,079
Givaudan SA	14	46,144
Gurit Holding AG, Bearer Shares(1)(2)	60	5,535
Helvetia Holding AG	784	111,555
Holcim AG(2)	8,688	536,778
Huber & Suhner AG	537	43,169
Idorsia Ltd.(1)(2)	580	4,774
Implenia AG	770	38,885
Ina Invest Holding AG(2)	20	397
Inficon Holding AG	78	86,765
Interroll Holding AG	20	65,071
Intershop Holding AG	26	17,439
Julius Baer Group Ltd.	4,374	268,623
Kardex Holding AG	96	20,955
Kuehne + Nagel International AG	806	229,783
LEM Holding SA	23	51,730
Leonteq AG(1)(2)	434	21,614
Liechtensteinische Landesbank AG	79	5,195
Logitech International SA	1,805	115,455
Lonza Group AG	373	233,947
Medacta Group SA	105	12,902
Metall Zug AG, B Shares	4	7,293
Mobilezone Holding AG	1,771	24,380
Mobimo Holding AG	167	43,504
Nestle SA	10,294	1,220,212
Novartis AG, ADR	18,257	1,757,236
OC Oerlikon Corp. AG	4,799	23,331
Orior AG	391	32,930
Partners Group Holding AG	585	528,862
Peach Property Group AG(1)(2)	168	2,357
PSP Swiss Property AG	784	84,341
Roche Holding AG	6,805	2,167,453
Roche Holding AG, Bearer Shares	258	87,338
Schindler Holding AG	346	69,604
Schindler Holding AG, Bearer Participation Certificate	646	134,259
Schweiter Technologies AG	24	17,281
Schweizerische Nationalbank(1)(2)	2	9,824
Sensirion Holding AG(2)	289	29,337
SFS Group AG	406	54,545

SGS SA	2,125	188,608
Siegfried Holding AG(2)	35	27,787
SIG Group AG(2)	1,594	43,597
Sika AG	542	148,303
Softwareone Holding AG(2)	1,627	24,962
Sonova Holding AG	196	50,338
St Galler Kantonalbank AG	94	48,517
Stadler Rail AG	2,073	78,963
Straumann Holding AG	1,808	265,629
Swatch Group AG	1,119	62,894
Swatch Group AG, Bearer Shares	653	194,610
Swiss Life Holding AG	582	336,728
Swiss Prime Site AG	1,317	111,391
Swiss Re AG	3,029	303,649
Swisscom AG	657	416,207
Swissquote Group Holding SA	361	74,224
Tecan Group AG	130	49,958
Temenos AG	872	73,753
TX Group AG	61	7,251
u-blox Holding AG(2)	334	43,290
UBS Group AG	36,696	693,921
Valiant Holding AG	415	42,381
VAT Group AG	471	194,708
Vetropack Holding AG	50	2,311
Vontobel Holding AG	888	56,953
VP Bank AG, Class A	24	2,376
VZ Holding AG	197	16,354
V-ZUG Holding AG(2)	38	3,274
Ypsomed Holding AG	82	21,421
Zehnder Group AG	255	19,881
Zurich Insurance Group AG	1,775	831,023
		15,928,792
United Kingdom — 13.2%
3i Group PLC	22,601	551,350
abrdn PLC	30,034	74,423
Admiral Group PLC	4,023	116,533
AG Barr PLC	685	4,304
Airtel Africa PLC	17,498	26,010
AJ Bell PLC	7,601	30,096
Alliance Pharma PLC(1)	10,362	7,951
Alpha Group International PLC	573	16,134
Anglo American PLC	16,782	462,315
Antofagasta PLC	6,935	115,392
Ascential PLC(2)	4,629	12,951
Ashmore Group PLC	2,920	8,161
Ashtead Group PLC	10,856	663,014
ASOS PLC(1)(2)	2,037	8,746
Associated British Foods PLC	4,086	92,923
Aston Martin Lagonda Global Holdings PLC(1)(2)	3,975	14,124
AstraZeneca PLC, ADR	14,698	1,074,130
Atalaya Mining PLC	1,621	6,176
Auto Trader Group PLC	18,404	144,435
Avation PLC(2)	285	450
Aviva PLC	29,486	144,754
B&M European Value Retail SA	22,650	143,886

Babcock International Group PLC(2)	4,076	15,611
BAE Systems PLC	11,143	128,786
Balfour Beatty PLC	9,906	45,204
Bank of Georgia Group PLC	1,761	66,076
Barclays PLC, ADR	63,811	479,859
Barratt Developments PLC	12,137	70,131
Beazley PLC	7,261	54,734
Bellway PLC	1,639	46,171
Berkeley Group Holdings PLC	1,395	68,279
Bioventix PLC	97	4,491
Bloomsbury Publishing PLC	1,593	8,122
Bodycote PLC	2,068	16,452
BP PLC, ADR	40,891	1,378,436
Breedon Group PLC	3,554	15,351
Britvic PLC	10,143	111,541
BT Group PLC	179,243	327,430
Bunzl PLC	1,783	69,801
Burberry Group PLC	12,124	325,147
Burford Capital Ltd.	4,035	54,407
Bytes Technology Group PLC	6,287	39,863
Capricorn Energy PLC	5,874	14,282
Carnival PLC, ADR(2)	380	3,789
Centamin PLC	44,961	56,069
Central Asia Metals PLC	6,765	15,623
Centrica PLC	57,791	84,723
Cerillion PLC	701	11,337
Chemring Group PLC	1,059	3,363
Chesnara PLC	3,157	10,997
Clarkson PLC	707	25,224
Close Brothers Group PLC	5,419	61,071
CMC Markets PLC	4,009	8,877
Coats Group PLC	45,694	39,423
Coca-Cola HBC AG(2)	6,276	186,450
Compass Group PLC	8,575	234,991
Computacenter PLC	1,736	50,040
ConvaTec Group PLC	13,316	33,736
Cranswick PLC	561	22,607
Crest Nicholson Holdings PLC	9,099	27,480
Croda International PLC	994	75,449
CVS Group PLC	810	21,175
Darktrace PLC(2)	2,282	8,059
DCC PLC	698	39,998
De La Rue PLC(1)(2)	2,261	1,094
DFS Furniture PLC	9,527	13,733
Diageo PLC, ADR(1)	4,845	814,057
Direct Line Insurance Group PLC	20,073	41,558
Diversified Energy Co. PLC	6,380	6,751
Domino's Pizza Group PLC	1,387	4,842
Dowlais Group PLC(2)	12,339	20,077
Dr. Martens PLC	20,880	40,816
Drax Group PLC	9,662	66,613
DS Smith PLC	26,586	100,554
Dunelm Group PLC	4,419	59,926
easyJet PLC(2)	8,253	48,786
Ecora Resources PLC	13,738	18,771

EMIS Group PLC	1,286	21,360
Energean PLC	5,471	75,502
EnQuest PLC(2)	45,716	8,324
Ergomed PLC(2)	532	6,719
Essentra PLC	6,998	15,934
Experian PLC	4,506	158,983
Ferrexpo PLC	15,137	17,377
Firstgroup PLC(1)	25,619	36,981
Forterra PLC	7,139	16,410
Frasers Group PLC(2)	5,442	45,769
Fresnillo PLC	497	3,997
Frontier Developments PLC(2)	65	434
Games Workshop Group PLC	1,141	134,534
Gamma Communications PLC	1,255	17,960
Genel Energy PLC	8,674	12,023
Georgia Capital PLC(2)	584	5,942
Glencore PLC	124,312	635,750
Golar LNG Ltd.(2)	2,375	48,854
Grafton Group PLC	6,351	64,353
Grainger PLC	8,530	26,399
Greggs PLC	4,529	151,374
GSK PLC, ADR	16,070	539,952
Gulf Keystone Petroleum Ltd.	10,676	17,476
Gym Group PLC(1)(2)	3,624	4,323
Haleon PLC, ADR(1)	13,533	108,805
Halfords Group PLC	3,874	9,780
Halma PLC	1,280	38,416
Harbour Energy PLC	8,634	24,129
Hargreaves Lansdown PLC	11,104	110,862
Hays PLC	36,679	49,021
Headlam Group PLC	1,141	3,429
Helical PLC	1,145	3,471
Helios Towers PLC(2)	19,955	22,477
Hikma Pharmaceuticals PLC	1,954	43,675
Hill & Smith PLC	1,870	33,886
Hiscox Ltd.	4,569	66,715
Hochschild Mining PLC	19,992	18,849
Hotel Chocolat Group PLC(1)(2)	183	353
Howden Joinery Group PLC	13,889	113,542
HSBC Holdings PLC, ADR(1)	26,136	962,327
Hunting PLC	2,569	6,980
Hurricane Energy PLC(1)(2)	154,073	15,118
Ibstock PLC	12,744	25,331
IG Group Holdings PLC	8,950	74,880
IMI PLC	2,241	44,536
Impax Asset Management Group PLC	2,916	25,741
Inchcape PLC	14,208	134,738
Indivior PLC(2)	5,080	92,079
Informa PLC	6,661	57,831
InterContinental Hotels Group PLC	948	62,379
Intermediate Capital Group PLC	3,734	64,811
International Distributions Services PLC	15,435	37,887
International Personal Finance PLC	4,374	6,027
Intertek Group PLC	1,307	67,590
Investec PLC	14,255	72,857

IP Group PLC	29,947	21,120
IWG PLC(2)	7,707	13,968
J D Wetherspoon PLC(2)	378	3,438
J Sainsbury PLC	28,045	94,513
Jadestone Energy PLC	19,084	10,994
JD Sports Fashion PLC	70,820	134,365
JET2 PLC	7,607	113,275
Johnson Matthey PLC	4,233	91,219
Jubilee Metals Group PLC(2)	28,078	2,477
Judges Scientific PLC	96	11,617
Jupiter Fund Management PLC	7,591	10,379
Just Group PLC	13,695	14,371
Kainos Group PLC	2,483	39,648
Keller Group PLC	1,301	11,005
Kingfisher PLC	33,611	96,678
Knights Group Holdings PLC	237	267
Lancashire Holdings Ltd.	6,023	46,523
Legal & General Group PLC	86,461	245,753
Liberty Global PLC, Class A(2)	1,827	29,780
Liberty Global PLC, Class C(2)	3,318	56,472
Liontrust Asset Management PLC	2,711	25,478
Lloyds Banking Group PLC, ADR	196,843	427,149
London Stock Exchange Group PLC	1,372	146,261
Lookers PLC	1,152	1,160
Luxfer Holdings PLC	635	9,119
M&G PLC	14,541	35,921
Man Group PLC	33,132	90,691
Mandarin Oriental International Ltd.(1)(2)	3,400	5,703
Marks & Spencer Group PLC(2)	76,437	170,153
Marshalls PLC	1,809	6,831
Marston's PLC(2)	6,983	2,728
McBride PLC(2)	3,696	1,363
ME GROUP INTERNATIONAL PLC	14,615	25,052
Mitchells & Butlers PLC(2)	10,295	26,168
Mitie Group PLC	72,097	79,746
Molten Ventures PLC(2)	2,262	8,186
Mondi PLC	8,691	134,727
Moneysupermarket.com Group PLC	10,218	31,892
Morgan Advanced Materials PLC	7,472	26,971
Morgan Sindall Group PLC	493	11,180
Mortgage Advice Bureau Holdings Ltd.	524	4,610
Motorpoint group PLC(2)	72	114
Naked Wines PLC(1)(2)	964	1,318
National Grid PLC, ADR(1)	7,055	489,264
NatWest Group PLC, ADR(1)	40,973	265,095
Next 15 Group PLC	1,714	15,901
Next PLC	3,273	258,950
Ninety One PLC	16,655	33,695
Norcros PLC	2,404	5,146
Ocado Group PLC(2)	886	4,079
OSB Group PLC	11,073	68,003
Pagegroup PLC	8,138	44,040
Pan African Resources PLC	106,942	18,123
Paragon Banking Group PLC	5,426	32,712
Pearson PLC, ADR(1)	5,145	50,678

Pennon Group PLC	8,172	78,690
Persimmon PLC	3,579	53,574
Petra Diamonds Ltd.(1)(2)	4,880	3,971
Petrofac Ltd.(1)(2)	3,277	2,883
Phoenix Group Holdings PLC	7,538	51,869
Playtech PLC(2)	3,187	23,889
Plus500 Ltd.	4,956	89,060
Premier Foods PLC	10,225	17,006
Prudential PLC, ADR(1)	5,306	140,238
PZ Cussons PLC	7,423	16,969
QinetiQ Group PLC	8,039	35,962
Quilter PLC	11,967	12,518
Rathbones Group PLC	909	22,501
Reach PLC	11,421	10,274
Reckitt Benckiser Group PLC	4,329	336,630
Redde Northgate PLC	9,590	44,546
Redrow PLC	7,780	46,652
RELX PLC, ADR(1)	17,188	537,984
Renewi PLC(2)	877	5,840
Renishaw PLC	305	15,365
Rentokil Initial PLC	13,762	109,471
Restaurant Group PLC(2)	16,707	9,375
Rhi Magnesita NV	807	25,180
Rightmove PLC	17,607	114,991
Rio Tinto PLC, ADR(1)	11,838	699,034
Rolls-Royce Holdings PLC(2)	43,074	76,952
RS GROUP PLC	4,254	42,145
Saga PLC(1)(2)	108	149
Sage Group PLC	4,743	51,399
Savannah Energy PLC(2)	44,665	14,585
Savills PLC	2,592	29,418
Schroders PLC	5,170	29,360
Senior PLC	6,285	13,087
Serco Group PLC	23,913	42,507
Serica Energy PLC	10,373	27,921
Severn Trent PLC	1,404	48,504
Shanta Gold Ltd.(1)	16,512	2,333
Shell PLC, ADR	25,334	1,418,704
SIG PLC(2)	1,703	843
Sirius Real Estate Ltd.	21,985	22,426
Smart Metering Systems PLC	1,076	10,539
Smith & Nephew PLC, ADR(1)	3,049	91,165
Smiths Group PLC	2,384	47,701
Softcat PLC	2,481	42,146
Speedy Hire PLC	6,740	2,589
Spirax-Sarco Engineering PLC	569	77,558
Spire Healthcare Group PLC	642	1,781
Spirent Communications PLC	7,786	17,317
SSE PLC	8,493	199,202
SSP Group PLC(2)	13,261	44,409
St. James's Place PLC	3,721	51,808
Standard Chartered PLC	41,463	326,759
SThree PLC	2,722	12,646
Strix Group PLC	2,672	3,302
Studio Retail Group PLC(2)	420	5

Superdry PLC(1)(2)	1,215	1,226
Synthomer PLC	2,700	3,018
Tate & Lyle PLC	11,535	112,936
Tatton Asset Management PLC	821	4,682
Taylor Wimpey PLC	100,296	142,855
TBC Bank Group PLC	2,115	60,690
Tesco PLC	71,908	233,658
TI Fluid Systems PLC	1,823	2,763
Topps Tiles PLC	1,038	671
TP ICAP Group PLC	4,487	8,446
Travis Perkins PLC	2,650	28,825
Tremor International Ltd.(1)(2)	765	2,670
TUI AG(2)	1,052	6,717
Tullow Oil PLC(1)(2)	13,780	4,256
Unilever PLC, ADR	13,153	656,861
United Utilities Group PLC	18,143	228,807
Vanquis Banking Group PLC	9,000	24,239
Vertu Motors PLC	18,946	14,458
Vesuvius PLC	1,468	7,583
Victrex PLC	813	15,652
Virgin Money UK PLC	26,413	48,718
Vistry Group PLC	5,023	45,159
Vodafone Group PLC, ADR	28,005	265,487
Vp PLC	87	696
Watches of Switzerland Group PLC(2)	8,607	71,977
Watkin Jones PLC	3,373	2,807
Weir Group PLC	1,376	29,100
WH Smith PLC	1,292	25,273
Whitbread PLC	2,788	114,357
Wickes Group PLC	7,958	12,099
Wincanton PLC	1,138	3,499
WPP PLC, ADR(1)	1,117	59,391
Yellow Cake PLC(2)	9,982	48,939
YouGov PLC	1,701	21,138
		24,951,197
United States†
Block, Inc.(2)	91	5,316
Gen Digital, Inc.	12	210
Resolute Forest Products, Inc.(2)	2,300	2,576
VAALCO Energy, Inc.	3,093	11,939
		20,041
TOTAL COMMON STOCKS (Cost $176,814,351)		186,569,885
RIGHTS†
Australia†
Appen Ltd.(2)	29	25
Hong Kong†
Haitong International Securities Group Ltd.(2)	10,230	13
Spain†
Almirall SA(1)(2)	2,037	372
TOTAL RIGHTS (Cost $402)		410
WARRANTS†
Australia†
Magellan Financial Group Ltd.(1)(2) (Cost $—)	79	9

SHORT-TERM INVESTMENTS — 6.9%
Money Market Funds — 6.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	756,548	756,548
State Street Navigator Securities Lending Government Money Market Portfolio(3)	12,374,636	12,374,636
TOTAL SHORT-TERM INVESTMENTS (Cost $13,131,184)		13,131,184
TOTAL INVESTMENT SECURITIES — 105.9% (Cost $189,945,937)		199,701,488
OTHER ASSETS AND LIABILITIES — (5.9)%		(11,196,943)
TOTAL NET ASSETS — 100.0%		$188,504,545

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	3	June 2023	$628,575	$44,358
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.6%
Industrials	18.0%
Materials	11.0%
Consumer Discretionary	10.2%
Health Care	8.4%
Information Technology	7.0%
Consumer Staples	6.9%
Energy	6.6%
Communication Services	4.3%
Utilities	4.3%
Real Estate	1.7%
Short-Term Investments	6.9%
Other Assets and Liabilities	(5.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $19,358,413. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $20,324,056, which includes securities collateral of $7,949,420.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$1,406,485	$11,307,679	—
Belgium	309,630	1,368,898	—
Canada	4,887	19,117,117	—
Denmark	2,317,130	2,741,361	—
Finland	138,674	1,552,889	—
France	3,437,339	15,368,786	—
Germany	917,522	12,511,371	—
Hong Kong	50,208	4,030,169	—
Israel	309,802	1,143,685	—
Italy	338,785	4,006,986	—
Japan	3,441,942	35,995,891	—
Netherlands	3,009,413	4,095,542	—
Norway	217,482	1,161,561	—
Singapore	126,155	2,422,348	—
Spain	1,039,359	3,073,171	—
Sweden	175,268	5,933,726	—
Switzerland	2,612,084	13,316,708	—
United Kingdom	10,606,630	14,344,567	—
United States	14,515	5,526	—
Other Countries	—	2,598,594	—
Rights	—	410	—
Warrants	—	9	—
Short-Term Investments	13,131,184	—	—
	$43,604,494	$156,096,994	—
Other Financial Instruments
Futures Contracts	$44,358	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.